As filed with the Securities and Exchange Commission on August 28, 2025

1933 Act Registration No. 333-281865

1940 Act Registration No. 811-23998

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐	[ ]
Post-Effective Amendment No.	☒	1
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☒	2

(Check appropriate box or boxes)

HARRIS OAKMARK ETF TRUST

(Exact Name of Registrant as Specified in Charter)

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 646-3600

Joseph J. Allessie, Esq.

Harris Associates L.P.

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Ndenisarya M. Meekins, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐ on _________________ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on _________________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☒ on November 11, 2025 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Oakmark U.S. Concentrated ETF, Oakmark International Large Cap ETF, and Oakmark Global Large Cap ETF

HARRIS OAKMARK ETF TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No.1 on Form N-1A

Part A -	Prospectus

Part B -	Statement of Additional Information

Part C -	Other Information

Signature Page

Exhibit Index

Exhibits

This registration statement does not affect the registration of any series of the Registrant not included herein.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus Dated August 28, 2025

PROSPECTUS

[            ], 2025

Oakmark International Large Cap ETF	[ ]

Oakmark Global Large Cap ETF	[ ]

Oakmark U.S. Concentrated ETF	[ ]

Shares of each Fund are not individually redeemable. Shares of each Fund will be listed on NYSE Arca, Inc.(“Exchange”).

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Advised by Harris Associates L.P.

1

TABLE OF CONTENTS

FUND SUMMARIES
Oakmark International Large Cap ETF	1
Oakmark Global Large Cap ETF	6
Oakmark U.S. Concentrated ETF	11
HOW THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES	15
Investment Objectives	15
Principal Investment Strategies	15
Investment Techniques	18
Risk Factors	19
Portfolio Holdings Disclosure	25
MANAGEMENT OF THE FUNDS	25
INVESTING WITH THE OAKMARK FUNDS	26
Buying and Selling Shares	26
Premium/Discount Information	27
Frequent Creations and Redemptions	27
Investments by Registered Investment Companies	27
Continuous Offering	27
Payments to Broker-Dealers and Other Financial Intermediaries
Distribution Plan
DISTRIBUTIONS AND TAXES	28
Distributions	28
Taxes	28
Taxes on Creations and Redemptions of Creation Units	28
DISCLAIMERS	29
FINANCIAL HIGHLIGHTS	29
[APPENDIX A – RELATED PERFORMANCE INFORMATION OF SIMILAR ACCOUNTS]	30

2

OAKMARK INTERNATIONAL LARGE CAP ETF

INVESTMENT OBJECTIVE

Oakmark International Large Cap ETF seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees
Other Expenses[1]
Total Annual Fund Operating Expenses
Less: Fee waivers and/or expense reimbursements[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements

1 Based on estimated amounts for the current fiscal year.

2 Harris Associates, L.P. (the “Adviser”) has contractually undertaken to waive its management fee by [      ] of the Fund’s average daily net assets. The undertaking lasts until [      ] and may not be terminated during its term without the consent of the Board of Trustees.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio comprised of equity securities of large capitalization companies primarily domiciled outside the U.S. The Fund may also include equity securities of companies that are domiciled in the U.S. but have a substantial proportion of total revenue sourced from outside the U.S. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of large capitalization companies. A large capitalization company is one whose market capitalization is not smaller than the smallest market capitalization of a company in the MSCI World ex-USA Large Cap Index. As of [           ], 2025, the smallest market capitalization in the MSCI World ex-USA Large Cap Index was $[ ].

1

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside of the United States. There are no geographic limits on the Fund’s non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the Adviser’s estimate of the company’s intrinsic value. By “intrinsic value,” the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies’ intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:
1.	Buy businesses that are trading at a significant discount to the Adviser’s estimate of the company’s intrinsic value. At the time the Adviser buys a company, the Adviser wants the company’s stock to be inexpensive relative to what it believes the entire business is worth.
2.	Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.	Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements’ interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser’s estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific “buy” and “sell” targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Adviser believes that holding a relatively small number of issuers allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds at least 40 issuers rather than hundreds, and as a result, a higher percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of large capitalization companies without providing shareholders at least 60 days’ advance notice.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser’s evaluation of those events, and the success of the Adviser in implementing the Fund’s investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

2

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund’s portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which the Fund is invested, including securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. This risk may be heightened with investments in issuers located in developing and emerging countries. Market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly. The inability to sell an investment can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Equity Securities Risk. Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

3

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Large Capitalization Securities Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

4

PERFORMANCE INFORMATION

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 800-458-7452 or go to oakmark.com/etfs/[ ] for performance information. Past performance (before and after taxes) is not a prediction of future results.

INVESTMENT ADVISER

Harris Associates L.P. is the Fund’s investment adviser.

PORTFOLIO MANAGERS

Anthony P. Coniaris, CFA, David G. Herro, CFA and Eric Liu, CFA, manage the Fund’s portfolio. Mr. Coniaris is Chairman, Co-Chief Investment Officer of International Equities, and a portfolio manager of the Adviser. He joined the Adviser in 1999 and has managed the Fund since inception. Mr. Herro is Deputy Chairman, Co-Chief Investment Officer of International Equities, a portfolio manager, and analyst of the Adviser. He joined the Adviser in 1992 and has managed the Fund since inception. Mr. Liu is a vice president, portfolio manager and analyst of the Adviser. He joined the Adviser in 2009 and has managed the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Fund’s distributor) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Individual Fund shares may only be purchased and sold in the secondary market, such as a national securities exchange, through a broker or dealer at a market price. These transactions do not involve the Fund. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Most investors will incur customary brokerage commissions and charges when buying and selling shares of the Fund through a broker or dealer. However, because the Fund is new, it does not currently have sufficient trading history to report trading information and related costs. When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at oakmark.com/etfs/[      ].

TAX INFORMATION

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary’s website for more information.

5

OAKMARK GLOBAL LARGE CAP ETF

INVESTMENT OBJECTIVE

Oakmark Global Large Cap ETF seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees
Other Expenses[1]
Total Annual Fund Operating Expenses
Less: Fee waivers and/or expense reimbursements[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements

1 Based on estimated amounts for the current fiscal year.

2 Harris Associates, L.P. (the “Adviser”) has contractually undertaken to waive its management fee by [      ] of the Fund’s average daily net assets. The undertaking lasts until [      ] and may not be terminated during its term without the consent of the Board of Trustees.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in a diversified portfolio of equity securities of U.S. and non-U.S. large capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of large capitalization companies. A large capitalization company is one whose market capitalization is not smaller than the smallest market capitalization of a company in the MSCI World Large Cap Index. As of [           ], 2025, the smallest market capitalization in the MSCI World Large Cap Index was $[ ].

Under normal market conditions, the Fund will not invest more than 30% of its total assets (measured at time of investment) in companies located in a single country (other than the U.S.) and will not invest more than 25% of its assets in one industry. Typically, the Fund invests between 25-65% of its total assets in securities of U.S. companies and between 25-65% of its total assets in securities of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

6

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the Adviser’s estimate of the company’s intrinsic value. By “intrinsic value,” the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies’ intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:
1.	Buy businesses that are trading at a significant discount to the Adviser’s estimate of the company’s intrinsic value. At the time the Adviser buys a company, the Adviser wants the company’s stock to be inexpensive relative to what it believes the entire business is worth.
2.	Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.	Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements’ interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser’s estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific “buy” and “sell” targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Adviser believes that holding a relatively small number of issuers allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds 30-60 issuers rather than hundreds, and as a result, a higher percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of large capitalization companies without providing shareholders at least 60 days’ advance notice.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser’s evaluation of those events, and the success of the Adviser in implementing the Fund’s investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

7

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Focused Portfolio Risk. The Fund’s portfolio tends to be invested in a relatively small number of issuers. As a result, the appreciation or depreciation of any one issuer held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that the Fund’s hedging strategy will be successful.

Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which the Fund is invested, including securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. This risk may be heightened with investments in issuers located in developing and emerging countries. Market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly. The inability to sell an investment can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

8

Equity Securities Risk. Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Large Capitalization Securities Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

9

PERFORMANCE INFORMATION

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 800-458-7452 or go to oakmark.com/etfs/[ ] for performance information. Past performance (before and after taxes) is not a prediction of future results.

INVESTMENT ADVISER

Harris Associates L.P. is the Fund’s investment adviser.

PORTFOLIO MANAGERS

Anthony P. Coniaris, CFA, David G. Herro, CFA, M. Colin Hudson, CFA, Eric Liu, CFA, and John A. Sitarz, CFA, CPA manage the Fund’s portfolio. Mr. Coniaris is Chairman, Co-Chief Investment Officer of International Equities, and a portfolio manager of the Adviser. He joined the Adviser in 1999 and has managed the Fund since inception. Mr. Herro is Deputy Chairman, Co-Chief Investment Officer of International Equities, a portfolio manager, and analyst of the Adviser. He joined the Adviser in 1992 and has managed the Fund since inception. Mr. Hudson is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2005 and has managed the Fund since inception. Mr. Liu is a vice president, portfolio manager and analyst of the Adviser. He joined the Adviser in 2009 and has managed the Fund since inception. Mr. Sitarz is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2013 and has managed the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Fund’s distributor) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Individual Fund shares may only be purchased and sold in the secondary market, such as a national securities exchange, through a broker or dealer at a market price. These transactions do not involve the Fund. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Most investors will incur customary brokerage commissions and charges when buying and selling shares of the Fund through a broker or dealer. However, because the Fund is new, it does not currently have sufficient trading history to report trading information and related costs. When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at oakmark.com/etfs/[      ].

TAX INFORMATION

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary’s website for more information.

10

OAKMARK U.S. CONCENTRATED ETF

INVESTMENT OBJECTIVE

Oakmark U.S. Concentrated ETF seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees
Other Expenses[1]
Total Annual Fund Operating Expenses
Less: Fee waivers and/or expense reimbursements[2]
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements

1 Based on estimated amounts for the current fiscal year.

2 Harris Associates, L.P. (the “Adviser”) has contractually undertaken to waive its management fee by [      ] of the Fund’s average daily net assets. The undertaking lasts until [      ] and may not be terminated during its term without the consent of the Board of Trustees.

Example. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies. The Fund invests in a concentrated portfolio comprised of equity securities of larger U.S. companies. The Fund does not concentrate in any particular industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will typically have fifteen to twenty issuers in its portfolio and as a result, a higher percentage of the Fund’s total assets may at times be invested in a particular sector or industry. The Adviser believes that holding a relatively small number of issuers allows its “best ideas” to have a meaningful impact on the Fund’s performance.

11

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the Adviser’s estimate of the company’s intrinsic value. By “intrinsic value,” the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies’ intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:
1.	Buy businesses that are trading at a significant discount to the Adviser’s estimate of the company’s intrinsic value. At the time the Adviser buys a company, the Adviser wants the company’s stock to be inexpensive relative to what it believes the entire business is worth.
2.	Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.	Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements’ interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser’s estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific “buy” and “sell” targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Fund will not change its policy to invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies without providing shareholders at least 60 days’ advance notice.

PRINCIPAL INVESTMENT RISKS

As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares. Your investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad and the Adviser’s evaluation of those events, and the success of the Adviser in implementing the Fund’s investment strategy. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Although the Fund makes every effort to achieve its investment objective, it cannot guarantee it will attain that investment objective. The following principal investment risks can significantly affect the Fund's performance:

12

Non-Diversification Risk/Focused Portfolio Risk. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified Fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility and may lead to greater losses.

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Equity Securities Risk. Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular sector or industry, changes affecting that sector or industry, or the perception of that sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual sectors or industries may be more volatile, and may perform differently, than the broader market.

Larger Market Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

ETF Risk. As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs that effect their creations and redemptions primarily on an in-kind basis.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

13

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

PERFORMANCE INFORMATION

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 800-458-7452 or go to oakmark.com/etfs/[ ] for performance information. Past performance (before and after taxes) is not a prediction of future results.

INVESTMENT ADVISER

Harris Associates L.P. is the Fund’s investment adviser.

PORTFOLIO MANAGERS

Robert F. Bierig and Alexander E. Fitch, CFA, manage the Fund’s portfolio. Mr. Bierig is a portfolio manager and analyst of the Adviser. He joined the Adviser in 2012 and has managed the Fund since inception. Mr. Fitch is Director of U.S. Research and a vice president, portfolio manager and analyst of the Adviser. He joined the Adviser in 2011 and has managed the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues shares to, and redeems shares from, certain institutional investors known as Authorized Participants (typically market makers or other broker-dealers who have entered into contractual arrangements with the Fund’s distributor) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and a specified amount of cash.

Individual Fund shares may only be purchased and sold in the secondary market, such as a national securities exchange, through a broker or dealer at a market price. These transactions do not involve the Fund. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Most investors will incur customary brokerage commissions and charges when buying and selling shares of the Fund through a broker or dealer. However, because the Fund is new, it does not currently have sufficient trading history to report trading information and related costs. When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at oakmark.com/etfs/[      ].

TAX INFORMATION

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through an intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your intermediary’s website for more information.

14

HOW THE FUNDS PURSUE THEIR
INVESTMENT OBJECTIVES

INVESTMENT OBJECTIVES

Oakmark International Large Cap ETF (“Oakmark International ETF”), Oakmark Global Large Cap ETF (“Oakmark Global ETF”), and Oakmark U.S. Concentrated ETF (“Oakmark U.S. Concentrated ETF”) each seek long-term capital appreciation. (Each referred to as a “Fund” and collectively the “Funds” or “Oakmark Funds”).

CHANGE IN INVESTMENT OBJECTIVE

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of Harris Oakmark ETF Trust (the “Trust”) without shareholder approval. Shareholders will receive at least thirty days’ written notice of any change in a Fund’s investment objective. If the Board approves a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. There can be no assurance that a Fund will achieve its investment objective.

[RELATED PERFORMANCE INFORMATION OF SIMILAR ACCOUNTS

Information regarding the prior performance of similarly managed accounts of Harris Associates L.P.’s (the “Adviser”) with respect to Oakmark Global ETF [and Oakmark U.S. Concentrated ETF] can be found in Appendix A. ]

PRINCIPAL INVESTMENT STRATEGIES

Oakmark International ETF, Oakmark Global ETF and Oakmark U.S. Concentrated ETF:

Philosophy

The Funds use a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the Adviser’s estimate of the company’s intrinsic value. By “intrinsic value,” the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what the Adviser believes is a company’s intrinsic value presents the best opportunity to achieve a Fund’s investment objective.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies’ intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include:

●	free cash flows;
●	earnings that are growing and are reasonably predictable; and
●	high level of company management alignment with shareholders

In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries.

15

Key Tenets of the Oakmark Value Investment Philosophy:
1.	Buy businesses that are trading at a significant discount to the Adviser’s estimate of the company’s intrinsic value. At the time the Adviser buys a company, the Adviser wants the company’s stock to be inexpensive relative to what it believes the entire business is worth.
2.	Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.	Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements’ interests with those of shareholders are key components of this analysis.

Process

In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. The Adviser does not rely upon recommendations generated from other brokerage or investment firms, generally referred to as the “Street.” As part of this selection process, the Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

The chief consideration in the selection of stocks for the Funds is the size of the discount of a company’s current stock price compared to the Adviser’s estimate of the company’s intrinsic value. Once the Adviser identifies a stock that it believes is selling at a significant discount compared to the Adviser’s estimate of the company’s intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for a Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific “buy” and “sell” targets for each stock held by a Fund. The Adviser monitors each portfolio holding and adjusts those price targets as warranted to reflect changes in a company’s fundamentals.

When considering the selection of stocks for the Funds, the Adviser frequently evaluates whether corporate governance factors could have a negative or positive impact on the intrinsic value or risk profile of a potential investment. Governance factors considered may include, but are not limited to, an issuer’s governance structure and other factors that are economically material to a given issuer. The Adviser also will evaluate social and environmental factors depending on the Adviser’s view of the materiality of those factors relative to people, process and/or profit issues that affect the competitive position of the investment. To assess these factors, the Adviser may consider information derived from its ongoing dialogue with certain companies, proprietary research, and information from third-party sources. The Adviser will make investment decisions for the Funds that are not based solely on environmental, social, and governance considerations. The Adviser does not currently view certain types of investments, including cash, cash equivalents, currency positions, particular types of derivatives and other non-issuer specific instruments, as presenting environmental, social, and governance risks, opportunities and/or issues, and believes it is not practicable to evaluate such risks on these particular investments, and therefore, does not do so.

Bottom-Up Investment Process

All portfolio managers at the Adviser strive to abide by a consistent investment philosophy and process. This process involves a collective effort to identify what the managers believe are the best values in the marketplace. Each Fund manager typically constructs a focused portfolio from a list of approved stocks, built on a stock by stock basis from the bottom up. The following chart illustrates this bottom-up process:

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Managing Risk

The Adviser tries to manage some of the risks of investing in equity securities by purchasing stocks whose prices it considers low relative to the companies’ intrinsic value. The Adviser also continuously monitors each portfolio company. Furthermore, for Oakmark International ETF and Oakmark Global ETF, the Adviser attempts to manage some of the risks of investing in securities of non-U.S. issuers by considering the relative political and economic stability of a company's home country, the company's ownership structure, and the company's accounting practices.

Equity Securities

The types of equity securities in which each Fund may invest include common and preferred stocks and warrants or other similar rights and convertible securities. The chief consideration in selecting an equity security for a Fund is the size of the discount of the market price relative to the Adviser’s estimate of the intrinsic value of the company.

Debt Securities

Each Fund may invest in debt securities of both governmental and corporate issuers. Each Fund may invest up to 20% of its total assets (each, valued at the time of investment) in debt securities. Each Fund may invest in debt securities that are rated below investment grade (commonly called junk bonds), with no minimum rating requirement for the debt securities in which a Fund may invest.

Descriptions of the ratings used by S&P, Moody’s and Fitch are included in Appendix A to the Statement of Additional Information.

Portfolio Structure

The Adviser believes that holding a relatively small number of issuers allows its “best ideas” to have a meaningful impact on Fund performance. Therefore, Oakmark International ETF will typically hold at least 40 issuers; Oakmark Global ETF will typically hold between 30-60 issuers; and Oakmark U.S. Concentrated ETF will typically hold between 15-20 issuers. Each Fund invests in securities of larger capitalization companies.

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The Adviser’s value investment philosophy also emphasizes investing for the long-term. The Adviser believes that the market will ultimately discover these undervalued companies, so it gives them the time such recognition requires. The Adviser has found that generally it takes three to five years for the gap between stock price and intrinsic value to narrow. Therefore, successful implementation of this value investment philosophy requires that the Funds and their shareholders have a long-term investment horizon.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

In addition to the techniques and investments described in each Fund’s summary section, each of the Funds may employ the following techniques and investments in pursuing the principal investment strategies described above.

Currency Exchange Transactions. Each Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement that involves the exchange of two different currencies on a specific future date at a fixed rate that was agreed upon at the inception of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries that a Fund may invest in, or be exposed to, and are designed to serve as hedges against possible variations in the exchange rates for currencies. The Funds’ forward currency transactions are limited to transaction hedging and portfolio hedging. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities.

Portfolio hedging uses of a forward contract on an actual or anticipated portfolio securities position that is denominated or quoted in a particular currency or exposed to foreign currency fluctuation. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in, or exposed to, a specific currency or currencies. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. In addition, a Fund may not be able to readily dispose of such contracts at prices that approximate those at which a Fund could sell them if they were more widely traded. The limited liquidity of forward contracts also can affect their market price, thereby adversely affecting a Fund’s net asset value.

Counterparty risk associated with forward contracts is the risk that changes in the credit quality of a company that serves as a Fund’s counterparty with respect to forward contract transactions supported by that party’s credit, may affect the value of those instruments. In the event of insolvency of a counterparty, a Fund may sustain losses or be unable to liquidate its position. Entering into forward currency contracts also may generate profits or losses for a Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects a Fund to counterparty risk, as discussed above. Assets used as cover or held in an account cannot be sold while the position in the corresponding contract is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or to segregated accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations. Although forward contracts may be used to protect a Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund’s total return, and there is no guarantee that a Fund’s hedging strategy will be successful.

Master Limited Partnerships. Each Fund may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies that are publicly traded and usually taxable as partnerships. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. In general, an MLP is a hybrid legal entity that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. MLPs may derive income and gains from, and the value of an investment in an MLP may be directly affected by the prices of, the underlying assets of the MLP. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more price volatility due to the underlying assets they hold. In addition, MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns. Distributions from an MLP may consist in part of a return of the original investment amount, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest.

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MLPs generally have two classes of owners, the general partner and limited partners. Consequently, MLPs involve certain risks, such as risks related to potential conflicts of interest between an MLP’s unit-holders and the MLP’s general partner, risks related to limited control and voting rights on matters affecting MLPs, risks related to the general partner’s right to require unit-holders to sell their common units at an inopportune time or price, cash flow risks, and dilution risks.

MLP common units represent a limited partnership interest in the MLP and are generally treated as partnerships for U.S. federal income tax purposes. Should current tax law, or the business of a given MLP, change, it may result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income. This could result in significant tax liability for the MLP, which could adversely impact the Fund and reduce the amount of cash available for distribution by the MLP. Common units are listed and traded on U.S. securities exchanges. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

REITs and Other Real Estate Companies. Each Fund may invest in securities of real estate investment trusts (also known as “REITs”) and other real estate company securities. Securities of REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changing social trends regarding working arrangements; changes in interest rates and property taxes; declines in property values; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. In addition, REITs are also subject to the risk of possibly failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Short-Term Investments. In seeking to achieve its investment objective, a Fund ordinarily invests on a long-term basis, but on occasion also may invest on a short- term basis, for example, where short-term perceptions have created a significant gap between price and value. Occasionally, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry or in light of general market or economic conditions or if a security achieves its price target in an unexpected shorter period.

Temporary Defensive Investment Strategies. In response to adverse market, economic, political, or other unusual conditions, and in the interest of preserving the value of its portfolio, a Fund may utilize a temporary defensive investment strategy, if it determines such a strategy to be warranted, by holding cash (U.S. dollars, foreign currencies, or multinational currency units) and/or investing up to 100% of its assets in high-quality debt obligations, money market instruments or repurchase agreements. Under normal market conditions, the potential for income or capital growth on these securities will tend to be lower than the potential for income or capital growth of capital on other securities that may be owned by a Fund. During periods when a Fund has assumed a temporary defensive position, it may miss certain other investment opportunities and it may not achieve its investment objective.

RISK FACTORS

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section. To the extent that a Fund invests in the following types of securities, it may also be subject to the related risks. All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors.

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact a Fund’s performance. Domestic issuers that hold substantial foreign assets may be similarly affected. Currency exchange rates may fluctuate abruptly and significantly and can be affected unpredictably by various factors, including investor perception of a country’s economy and changes in interest rates; intervention, or failure to intervene, by governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad. The Adviser may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Debt Securities Risk. Each Fund may invest in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will generally affect its net asset value, but generally not the income it receives from debt securities it owns unless it is a variable rate obligation. A Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. In addition, if the debt securities contain call, prepayment, or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

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Derivatives Risk. A Fund’s exposure to derivatives can involve investment techniques and risks different from those associated with investing in more traditional investments and sometimes the risks of these investments may be magnified in comparison. Derivative transactions may be volatile and can create leverage in a Fund, which may cause the Fund to lose more than the amount of assets initially invested. At times, derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative at the desired time or price. If the Fund’s derivative counterparty becomes unwilling or unable to honor its obligations, then the Fund may experience losses. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives.

Derivatives involve counterparty risk, which is the risk that the other party may fail to comply with the terms of the derivative, including failure to make the required payments. Counterparty risk may arise for various reasons, including the counterparty’s financial condition or activities and developments in the general market. Margin, segregation, or collateral practices required for certain derivatives are intended to satisfy contractual undertakings and regulatory requirements and will not prevent a Fund from incurring losses on derivatives. Such undertakings have the potential to limit a Fund’s ability to pursue other opportunities as they arise and the assets used for these purposes are not available to meet Fund redemptions.

Fees, commissions, or other costs connected to these investments may reduce a Fund’s gains or exacerbate losses. In addition, there may be different tax consequences for a Fund’s use of derivatives than for an investment in the reference instruments, and those differences may increase the amount and affect the timing of income recognition and character of taxable distributions payable to shareholders. Therefore, at times, a Fund may need to liquidate other investments in order to satisfy its distribution requirements. Certain aspects of the regulatory treatment of derivative instruments may be impacted by changes in legislation, regulations, or other legally binding authority, including federal income tax.

In compliance with Rule 18f-4, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the Investment Company Act of 1940, as amended (the “1940 Act”) and has adopted policies and procedures to manage its derivatives risk.

Further changes in regulation relating to a mutual fund’s use of derivatives and related instruments may limit the availability of derivatives, increase the costs of derivatives, or otherwise adversely affect the value of derivatives impacting a Fund’s performance. Additional risks associated with certain types of derivatives are discussed below:

Forward Contracts. Forward contracts do not have limitations on daily price movements. Changes in foreign exchange regulations by governmental authorities may affect the trading of forward contracts on currencies.

Emerging Markets Risk. Investments in emerging markets may be considered speculative. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature and/or more dependent on relatively few industries, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Equity Securities Risk. Equity securities may be subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders; therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

ETF Risk. As an exchange-traded fund (“ETF”), each Fund is subject to the following risks:

Authorized Participants Concentration Risk. A Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with a Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

Cash Transactions Risk. A Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in other ETFs. To the extent a Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Premium/Discount Risk. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Fund shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the secondary market. It cannot be predicted whether Fund shares will trade below, at or above their NAV. As a result, shareholders of a Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility or if a Fund’s holdings are or become more illiquid. Disruptions to creations and redemptions may result in trading prices that differ significantly from a Fund’s NAV. In addition, market prices of Fund shares may deviate significantly from the NAV if the number of Fund shares outstanding is smaller or if there is less active trading in Fund shares. Investors purchasing and selling Fund shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for shares (the bid price) and the price at which an investor is willing to sell shares (the ask price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread, which increases the cost of purchasing and selling Fund shares, varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Increased market volatility may cause increased bid/ask spreads.

Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained or that a Fund’s shares will continue to be listed. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

International Closed Market Trading Risk. To the extent a Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant non-U.S. markets.

Focused Portfolio Risk. Each Fund’s portfolio tends to be invested in a relatively small number of issuers. Oakmark International ETF will typically hold at least 40 issuers; Oakmark Global ETF will typically hold between 30-60 issuers; and Oakmark U.S. Concentrated ETF will typically hold between 15-20 issuers. As a result, the appreciation or depreciation of any one issuer held by a Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of issuers. Although that strategy has the potential to generate attractive returns over time, it also increases a Fund’s volatility and may lead to greater losses.

Large Capitalization Securities Risk. Investing primarily in issuers in one market capitalization category (large) carries the risk that due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Larger Market Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges or opportunities or attain the high growth rate of successful smaller companies.

Large Shareholder Risk. Certain large shareholders, including Authorized Participants, may from time to time own a substantial amount of a Fund’s shares. There is no requirement that these shareholders maintain their investment in a Fund. There is a risk that such large shareholders or that a Fund’s shareholders generally may redeem all or a substantial portion of their investments in a Fund in a short period of time, which could have a significant negative impact on a Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact a Fund’s ability to implement its investment strategy. A Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, a Fund may invest a larger portion of its assets in cash or cash equivalents.

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Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which a Fund is invested, including securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which a Fund is carrying them. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly, particularly during periods of increased market volatility, adverse investor perception, economic uncertainty or changes in interest rates. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time, which can be extensive. An inability to sell a portfolio position can adversely affect the Fund's value or prevent a Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile and an increase in the number of market participants attempting to sell the same or a similar investment at the same time as the Fund could decrease the liquidity of such investments, especially during times of market volatility. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect a Fund's ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit a Fund's ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. A Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which a Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates. The foregoing risks could impair a Fund's ability to maintain its operational standards and may result in delays and failures to certain processes, disrupt the operations of the Fund's service providers, impair the ability to complete redemptions, adversely affect the value and liquidity of your investments in a Fund, and negatively impact the Fund's performance. A health crisis may exacerbate other pre-existing political, social and economic risks. Governments and central banks may move to limit these negative economic effects with interventions that may be unprecedented in size and scope, but the ultimate impact of these efforts is uncertain. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.

New Fund Risk. The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Diversification Risk. Oakmark U.S. Concentrated ETF is classified as non-diversified. A non-diversified fund (generally, a fund that may invest in a limited number of issuers) may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility and may lead to greater losses.

Non-U.S. Securities Risk. International investing may allow you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in those countries have exceeded those of similar U.S. investments, although there can be no assurance that those conditions will continue.

You should understand and consider carefully the greater risks involved in investing internationally. These risks may be difficult to predict and may result in a Fund experiencing rapid and extreme value changes. They include: less public information with respect to companies; less governmental supervision of stock exchanges, securities brokers and companies; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in non-U.S. markets; imposition of foreign taxes; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements. Different markets or regions may react to developments differently than one another or the U.S. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

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Although the Fund tries to invest in companies located in countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which have had and may continue to have very negative effects on the economies and securities markets of those countries.

A Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) that are not sponsored by the issuer of the underlying security. To the extent it does so, the Fund may bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR, EDR or GDR.

The cost of investing in securities of non-U.S. issuers typically is higher than the cost of investing in U.S. securities. Oakmark International ETF and Oakmark Global ETF provide an efficient way for an individual to participate in non-U.S. markets, but their expenses, including advisory and custody fees, are generally higher than for a typical domestic equity fund.

Non-U.S. securities are generally denominated and traded in foreign currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of the Fund's non-U.S. securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar rises compared to a foreign currency, the value of an investment traded in that currency will fall because it will be worth fewer U.S. dollars. A Fund may try to hedge the risk of loss resulting from currency exchange fluctuation; however, there can be no guarantee that any hedging activity will be undertaken or, if undertaken, be successful. Further, hedging activity may reduce the risk of loss from currency fluctuations, but also may limit or reduce the opportunity for gain. Other currency-related risks include the possible imposition of exchange control regulations and currency restrictions that would prevent cash from being brought back to the United States.

Operational and Cybersecurity Risk. A Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or “hacking”) or unintentional events (e.g., inadvertent release of confidential information). A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. A cybersecurity incident may not permit the Fund and its service providers to access electronic systems to perform critical duties for the Fund, such as trading and calculating net asset value. Any cybersecurity incident could have a substantial adverse impact on a Fund and its shareholders. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on a Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Adviser has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Adviser or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which a Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which a Fund invests, leading to significant loss of value.

Region, Sector or Industry Risk. If a Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund’s overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

23

PORTFOLIO HOLDINGS DISCLOSURE

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through the Fund’s website. Information on the Fund’s portfolio holdings disclosure policies and procedures is available in the Statement of Additional Information. The complete list of each Fund’s portfolio holdings can be found online at oakmark.com/etfs/[ ].

MANAGEMENT OF THE FUNDS

The Funds’ investments and business affairs are managed by the Adviser. The services provided by the Adviser as the investment manager and administrator pursuant to each Fund’s management agreement include, among others, overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Funds, which may include, among others, compliance monitoring, operational and investment risk management, legal and administrative services and portfolio accounting services. Under the management agreement, the Adviser bears all of its own costs associated with providing services to a Fund. In addition, the Adviser has contractually agreed to pay all operating expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under the management agreement; (vii) securities lending expenses; (viii) costs of holding shareholder meetings and proxy related expenses; (ix) litigation and indemnification expenses; (x) tax reclaim expenses; and (xi) any extraordinary expenses.

The Adviser also serves as investment adviser or subadviser to individuals, trusts, retirement plans, endowments, foundations and mutual funds and as manager to private partnerships. Together with a predecessor, the Adviser has advised and managed mutual funds since 1970. The Adviser’s address is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319. Subject to the overall authority and supervision of the Board, the Adviser furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment, and management personnel.

The Oakmark International Large Cap ETF Fund will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets for serving as investment adviser and for providing administrative services.

The Oakmark Global Large Cap ETF Fund will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets for serving as investment adviser and for providing administrative services.

The Oakmark U.S. Concentrated ETF Fund will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets for serving as investment adviser and for providing administrative services.

The Adviser has contractually undertaken to waive its management fee by the following percentages of each Fund’s average daily net assets until [      ]:

Fund
Oakmark International Large Cap ETF	[ ]	%
Oakmark Global Large Cap ETF	[ ]
Oakmark U.S. Concentrated ETF Fund	[ ]

A discussion regarding the basis for the approval of the Funds’ current investment advisory agreements with the Adviser by the Board will be available in the Funds’ initial Form N-CSR.

Neither this prospectus nor the statement of additional information (“SAI”) is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that have not been waived. The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, those contractual arrangements.

This prospectus and the SAI provide information concerning each Fund that you should consider in determining whether to purchase shares of a Fund. Each Fund may make changes to this information from time to time.

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OTHER SERVICE PROVIDERS

Distributor

Foreside Fund Services, LLC (“Foreside”) distributes creation units for each Fund on an agency basis, does not maintain a secondary market in shares of each Fund, and has no role in determining the investment policies of a Fund or the securities that are purchased or sold by a Fund. Foreside is not affiliated with Harris Associates L.P., or any other service provider for the Funds.

Foreside’s address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Intermediaries may receive from the Adviser, Foreside, and/or their respective affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of Fund shares. These payments are described in more detail in this section and in the SAI.

Distribution Plan

Each Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act that authorizes the Fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. Under the plan, if such services are provided, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor would, in turn, pay the related parties out of its fees. The Board of Trustees currently has determined not to implement any Rule 12b-1 fees and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Funds or Foreside. This prospectus and the related SAI do not constitute an offer by a Fund or by Foreside to sell shares of a Fund to or to buy shares of a Fund from any person to whom it is unlawful to make such offer.

Payments to Intermediaries

Investors may purchase shares of a Fund on an exchange through intermediaries (including any broker, intermediary, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution that offers shares of the fund to its customers). In addition to distribution and service plans, the Adviser and its affiliates may make payments to intermediaries that do not increase your fund expenses, as described below.

The Adviser and its affiliates may also pay additional compensation to selected intermediaries in recognition of their marketing support and/or program servicing. These payments may create an incentive for an intermediary firm or its representatives to recommend or offer shares of a Fund or any other series advised by the Adviser and overseen by the Board to its customers. These additional payments are made by the Adviser and its affiliates and do not increase the amount paid by you or a Fund as shown under FUND SUMMARIES — FEES AND EXPENSES OF THE FUND. The additional payments to intermediaries by the Adviser and its affiliates are generally in the form of asset-based, transaction-based, or flat fees.

Your intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your intermediary about any payments it receives from the Adviser and its affiliates and any services your intermediary provides, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to intermediaries to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations.

PORTFOLIO MANAGERS

Oakmark International ETF is managed by Anthony P. Coniaris, David G. Herro and Eric Liu. Mr. Coniaris joined the Adviser as a research associate in 1999 and was an analyst from 2003 to 2019. He holds an M.B.A. from Northwestern University (2005) and a B.A. from Wheaton College (1999). Mr. Herro joined the Adviser in 1992 as a portfolio manager and analyst. He holds an M.A. in Economics from the University of Wisconsin—Milwaukee (1985) and a B.S. in Business and Economics from the University of Wisconsin—Platteville (1983). Mr. Liu joined the Adviser in 2009 as an analyst. He holds an M.B.A. from the University of Chicago (2009) and a B.A. from the University of California Los Angeles (2001).

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Oakmark Global ETF is managed by Mr. Coniaris, Mr. Herro, M. Colin Hudson, Mr. Liu, and John A. Sitarz. Mr. Hudson joined the Adviser as an analyst in 2005. He holds an M.B.A. in Finance from Indiana University (1999), an M.S. in Geology from Indiana University (1995) and a B.A. in Economics from DePauw University (1992). Mr. Sitarz joined the Adviser in 2013 as a research assistant and was a research associate from 2015 to 2017. He holds a B.S. from the University of Denver (2012).

Oakmark U.S. Concentrated ETF is managed by Robert F. Bierig and Alexander E. Fitch, CFA. Mr. Bierig joined the Adviser in 2012 as an investment analyst. He holds a B.A. in economics from Duke University (2000). Mr. Fitch joined the Adviser as a research associate in 2011 and was an analyst from 2013 to 2019. He holds a B.A. from DePauw University (2010).

The SAI provides additional information regarding portfolio manager compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of a Fund the portfolio manager manages.

INVESTING WITH THE OAKMARK FUNDS

BUYING AND SELLING SHARES

Shares of a Fund may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the PURCHASE AND SALE OF FUND SHARES section of this Prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Creations and redemptions directly with a Fund must follow a Fund’s procedures, and are subject to transaction fees, which are described in the SAI. Orders for such transactions may be rejected or delayed if they are not submitted in good order and subject to the other conditions set forth in this Prospectus and the SAI. Please see the SAI for more information about creations and redemptions of Creation Units. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company (“DTC”) participant, in either case, who has executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units.

Once created, shares of a Fund generally trade in the secondary market, in amounts less than a Creation Unit.

Once created by an Authorized Participant, shares are listed on a national securities exchange and trade in the secondary market, through a broker or dealer at market price and most investors will buy and sell Fund shares on such an exchange. These transactions do not involve a Fund. The prices at which individual shares may be purchased and sold on a national securities exchange through brokers are based on market prices and, because shares will trade at market prices rather than at NAV, individual Shares of a Fund may trade at a price greater than or less than NAV. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. Unless imposed by your broker, a Fund does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling a Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price of a Fund’s shares). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of Fund shares. The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Shares of a Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares. Except when aggregated in Creation Units, Shares are not redeemable by a Fund.

Each Fund’s primary listing exchange is the NYSE Arca, Inc. (“Exchange”). The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A “Business Day” is each day a Fund is open and includes any day that a Fund is required to be open under Section 22(e) of the 1940 Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Exchange closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Please see the SAI for more information.

For more information on how to buy and sell shares of the Fund, call 800-458-7452 or visit oakmark.com/etfs/[ ].

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PREMIUM/DISCOUNT INFORMATION

Each Fund is new and therefore does not have any information regarding how often its shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV. This information will be available, however, at oakmark.com/etfs/[ ] after a Fund’s shares have traded on the Exchange.

FREQUENT CREATIONS AND REDEMPTIONS

Each Fund does not impose any restrictions on the frequency of creations and redemptions of Creation Units; however, a Fund reserves the right to reject or limit creations at any time as described in the SAI. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent creations and redemptions of a Fund’s shares because a Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between a Fund and Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve a Fund directly and therefore does not cause a Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, a Fund imposes a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by a Fund in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing. Each Fund reserves the right to reject any creation order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

INVESTMENTS BY REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of a Fund. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, or any other applicable exemptive relief.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ Distributor, breaks them down into individual shares of a Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of a Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of a Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of a Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds’ Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Dealers effecting transactions in a Fund’s shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

27

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of a Fund’s portfolio securities. Each Fund expects to declare and pay dividends at least annually. Net realized capital gains, if any, are distributed to shareholders at least annually. Gains from foreign currency transactions, if any, are normally distributed in December.

TAX CONSIDERATIONS

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long shareholders have owned their shares. Distributions that the fund properly reports to shareholders as gains from investments that Fund owned for more than one year (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Distributions that a Fund properly reports to shareholders as “qualified dividend income” are taxable at reduced rates applicable to net capital gain provided that both the shareholder and a Fund meet certain holding period and other requirements.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any Capital Gain Dividends, and net gains recognized on the sale or other taxable disposition of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a shareholder sells or otherwise disposes of Fund shares, the shareholder generally will realize a capital gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares and the amount received. Gain or loss, if any, recognized by a shareholder generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less.

The foregoing discussion is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial, or administrative action, possibly with retroactive effect. Such changes may have a negative impact on a Fund or its investors. Shareholders should consult with their own tax advisor regarding potential consequences of changes in tax laws for investors in the Fund.

Please see the SAI for more detailed tax information. Shareholders should consult their tax adviser for more information on your own situation, including possible U.S. federal, state, local, non-U.S. or other applicable taxes.

TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units. Authorized Participants exchanging securities should consult their own tax advisor.

When creating or redeeming Creation Units, a confirmation statement will be sent showing the number of Fund shares created or redeemed with the applicable share price.

If a Fund redeems Creation Units in cash in addition to, or in place of, the delivery of a basket of securities, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

28

DISCLAIMERS

NYSE Arca, Inc. Disclaimer

Shares of each Fund are not sponsored, endorsed or promoted by NYSE Arca, Inc. (“NYSE Arca”). NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of a Fund or any member of the public regarding the ability of a Fund to meet their investment objective. NYSE Arca is not responsible for, nor has it participated in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing or trading of the shares of a Fund.

NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of a Fund as licensee, licensee’s customers and counterparties, owners of the shares of a Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Funds had not yet commenced operations and had no financial highlights to report.

29

[APPENDIX A-RELATED PERFORMANCE INFORMATION OF SIMILAR ACCOUNTS-Oakmark Global Large Cap ETF

The Oakmark Global Large Cap ETF (the “Fund’) has not commenced operations as of the date of this Prospectus and has no prior performance history. The following table sets forth the related performance information for all accounts (each, an “Account”) managed by the Adviser that have substantially similar investment objectives, policies and strategies as the Fund (the “[     ] Composite”). The [     ] Composite data is provided to illustrate the past performance of the Adviser in managing all substantially similar accounts as measured against market indices and does not represent the performance of the Fund. The accounts in the [     ] Composite are separate and distinct from the Fund. The [     ] Composite’s performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of the Adviser. An investment in the Fund can lose value.

The [     ] Composite includes all fully discretionary, supervised, diversified, global equity accounts managed substantially similarly to the strategy that is used to manage the Fund. Any differences between the [     ] Composite’s strategy and the Fund’s strategy are immaterial and would not have a material effect on the disclosed performance. These differences also do not alter the conclusion that the Fund and the accounts comprising the [     ] Composite are substantially similar. The [     ] Composite includes accounts that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore are not subject to certain investment restrictions, diversification requirements, and other regulatory requirements imposed by the 1940 Act or by the Internal Revenue Code of 1986. If those accounts had been registered under the 1940 Act, then the performance results may have been different. Although the Fund and the [     ] Composite have substantially similar investment objectives, policies and investment strategies, differences in asset size and cash flows may result in differences in security selection, relative weightings or differences in the price paid for certain securities. As such, the investments held by the Fund may not be identical to the investments held by the [     ] Composite and the future performance of the Fund will differ from the performance of the [     ] Composite.

The tables below have been calculated in accordance with the Global Investment Performance Standards (“GIPS®”). This method of calculating performance differs from the SEC’s standardized methodology that will be used to calculate the Fund’s performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology.

All returns presented were calculated on a total return basis and include all dividends and interest and realized and unrealized gains and losses. All fees and expenses, except custodial fees, if any, were included in the calculations. Investment transactions are accounted for on a trade date basis, and the [     ] Composite performance information is calculated in and expressed in United States Dollars. “Net of fees” [     ] Composite returns are calculated using a model investment management fee, which is equal to the actual management fee incurred by an Account in the [     ] Composite or the highest tier of a fee schedule for an Account in the [     ] Composite, whichever is higher. Because of variation in fee levels, the “net of fees” [     ] Composite returns may not be reflective of performance in any one particular Account. The performance information shown below, therefore, is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Fund’s fees and expenses, prior to waivers, generally are expected to be higher than those of the [     ] Composite. If the Fund’s fees and expenses, prior to waivers, had been imposed on the [     ] Composite, then the performance shown below would have been lower.

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An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND.

Performance Information for the Substantially-Similar Strategy -

As of [      ], there was [one] account in the [ ] Composite with approximately $[ ] in aggregate assets.]

Calendar Year Total Pre-Tax Returns
Year	Total Pre-Tax Return (Net of Fees)	Total Pre-Tax Return (Gross of Fees)	MSCI World Index[1]	MSCI World Value Index[1]
2023
2022
2021
2020
2019
2018
2017
2016
2015
2014

Year to Date Total Return of the [     ] Composite (net of fees):

Year to Date Total Return of the [     ] Composite (gross of fees):

Year to Date Total Return of the MSCI World Index:

Year to Date Total Return of the MSCI World Value Index:

Average Annual Total Pre-Tax Returns (for the periods as of [ ])

Total Pre-Tax Return (Net of Fees)
Total Pre-Tax Return (Gross of Fees)
MSCI World Index[1]
MSCI World Value Index[1]

1 The MSCI World Index, the broad-based index, and the MSCI World Value Index, an additional index with characteristics relevant to the Fund’s and the [     ] Composite’s investment strategy, are included to provide comparative relative performance against the [     ] Composite.

31

[APPENDIX A-RELATED PERFORMANCE INFORMATION OF SIMILAR ACCOUNTS-Oakmark U.S. Concentrated ETF

The Oakmark U.S. Concentrated ETF (the “Fund”) has not commenced operations as of the date of this Prospectus and has no prior performance history. The following table sets forth the related performance information for all accounts (each, an “Account”) managed by the Adviser that have substantially similar investment objectives, policies and strategies as the Fund (the “[     ] Composite”). The [     ] Composite data is provided to illustrate the past performance of the Adviser in managing all substantially similar accounts as measured against market indices and does not represent the performance of the Fund. The accounts in the [     ] Composite are separate and distinct from the Fund. The [     ] Composite’s performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of the Adviser. An investment in the Fund can lose value.

The [     ] Composite includes all fully discretionary, supervised, diversified, domestic equity accounts managed substantially similarly to the strategy that is used to manage the Fund. Any differences between the [     ] Composite’s strategy and the Fund’s strategy are immaterial and would not have a material effect on the disclosed performance. These differences also do not alter the conclusion that the Fund and the accounts comprising the [     ] Composite are substantially similar. The [     ] Composite includes accounts that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore are not subject to certain investment restrictions, diversification requirements, and other regulatory requirements imposed by the 1940 Act or by the Internal Revenue Code of 1986. If those accounts had been registered under the 1940 Act, then the performance results may have been different. Although the Fund and the [     ] Composite have substantially similar investment objectives, policies and investment strategies, differences in asset size and cash flows may result in differences in security selection, relative weightings or differences in the price paid for certain securities. As such, the investments held by the Fund may not be identical to the investments held by the [     ] Composite and the future performance of the Fund will differ from the performance of the [     ] Composite.

The tables below have been calculated in accordance with the Global Investment Performance Standards (“GIPS®”). This method of calculating performance differs from the SEC’s standardized methodology that will be used to calculate the Fund’s performance and may result in an average annual total return that may be higher than that derived from the SEC’s standardized methodology.

All returns presented were calculated on a total return basis and include all dividends and interest and realized and unrealized gains and losses. All fees and expenses, except custodial fees, if any, were included in the calculations. Investment transactions are accounted for on a trade date basis, and the [     ] Composite performance information is calculated in and expressed in United States Dollars. “Net of fees” [     ] Composite returns are calculated using a model investment management fee, which is equal to the actual management fee incurred by an Account in the [     ] Composite or the highest tier of a fee schedule for an Account in the [     ] Composite, whichever is higher. Because of variation in fee levels, the “net of fees” [ ] Composite returns may not be reflective of performance in any one particular Account. The performance information shown below, therefore, is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

32

The Fund’s fees and expenses, prior to waivers, generally are expected to be higher than those of the [     ] Composite. If the Fund’s fees and expenses, prior to waivers, had been imposed on the [     ] Composite, then the performance shown below would have been lower.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUND.

Performance Information for the Substantially-Similar Strategy -

As of [      ], there was [one] account in the [     ] Composite with approximately $[ ] in aggregate assets.]

Calendar Year Total Pre-Tax Returns
Year	Total Pre-Tax Return (Net of Fees)	Total Pre-Tax Return (Gross of Fees)	S&P 500 Index[1]	Russell 1000 Value Index[1]
2023
2022
2021
2020
2019
2018
2017
2016
2015
2014

Year to Date Total Return of the [     ] Composite (net of fees):

Year to Date Total Return of the [     ] Composite (gross of fees):

Year to Date Total Return of the S&P 500 Index:

Year to Date Total Return of the Russell 1000 Value Index:

Average Annual Total Pre-Tax Returns (for the periods as of [ ])

Total Pre-Tax Return (Net of Fees)
Total Pre-Tax Return (Gross of Fees)
S&P 500 Index[1]
Russell 1000 Value Index[1]

1 The S&P 500 Index, the broad-based index, and the Russell 1000 Value Index, an additional index with characteristics relevant to the Fund’s and the [     ] Composite’s investment strategy, are included to provide comparative relative performance against the [     ] Composite.

33

You may obtain more information about the Funds’ investments in the Funds’ semi-annual and annual reports to shareholders and in Form N-CSR, once available. These reports contain information on the market conditions and investment strategies that significantly affected a Fund’s performance during the last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements, once available.

You may wish to read the Statement of Additional Information for more information about a Fund. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is considered to be part of this Prospectus.

You may obtain free copies of a Fund’s semi-annual and annual reports, and other information such as a Fund’s financial statements, once available, and the Statement of Additional Information, request other information, and discuss your questions about a Fund by calling our phone number at 800-458-7452.

Harris Oakmark ETF Trust

You also may obtain the Funds’ Statement of Additional Information, annual, semi-annual and quarterly reports to shareholders, and other information such as the Funds’ financial statements, along with other information, free of charge, by calling our phone number at 800-458-7452, once available, or by visiting our website at oakmark.com/etfs/[ ].

E-Delivery

To participate in the Funds’ electronic delivery program, visit the Harris Oakmark ETF Trust’s website for more information or your broker for more information.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet website at www.sec.gov. Copies of a Fund’s documents may be obtained, after paying the SEC the appropriate duplicating fee, by e-mail request at publicinfo@sec.gov.

Harris Oakmark ETF Trust

811-23998

34

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities.

Subject to Completion

Preliminary Statement of Additional Information

Dated August 28, 2025

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2025

HARRIS OAKMARK ETF TRUST

111 South Wacker Drive
Chicago, Illinois 60606-4319
Telephone 800-458-7452
oakmark.com/etfs/[ ]

Fund:	Exchange:	Ticker:

Oakmark International Large Cap ETF	NYSE Arca, Inc.	[ ]

Oakmark Global Large Cap ETF	NYSE Arca, Inc.	[ ]

Oakmark U.S. Concentrated ETF	NYSE Arca, Inc.	[ ]

This Statement of Additional Information (“SAI”) relates to Oakmark International Large Cap ETF (“International ETF”), Oakmark Global Large Cap ETF (“Global ETF”), and Oakmark U.S. Concentrated ETF (“U.S. Concentrated ETF”), (each a “Fund” and collectively the “Funds”), each a series of Harris Oakmark ETF Trust (the “Trust”) that offers shares pursuant to a prospectus dated [            ],2025. This SAI is not a prospectus but provides information that should be read in conjunction with the Funds’ prospectus dated the same date as this SAI and any supplement thereto. You may obtain the Funds’ prospectus from the Funds at no charge by writing, telephoning or accessing the Funds at their address, telephone number or website shown above.

Table of Contents

Page

Contents

The Funds	2
Investment Restrictions	2
How the Funds Invest	4
Investment Adviser	22
Portfolio Managers	23
Codes of Ethics	26
Proxy Voting Policies and Procedures	26
Trustees and Officers	28
Principal Shareholders and Control Persons	37
Purchasing and Redeeming Shares	37
Exchange Listing and Trading	39
Book Entry Only System	40
Creation and Redemption of Creation Units	41
Additional Tax Information	48
Distributor	56
Portfolio Holdings Disclosure	57
Brokerage and Portfolio Transactions	58
Declaration of Trust	60
Custodian, Fund Administrator and Transfer Agent	61
Independent Registered Public Accounting Firm	62
Legal Counsel	62
Financial Statements
Appendix A	63

The Funds

The Oakmark International Large Cap ETF, Oakmark Global Large Cap ETF, and Oakmark U.S. Concentrated ETF each seek long-term capital appreciation.

The Funds are individual series of the Trust, an open-end management investment company. Each Fund, other than Oakmark U.S. Concentrated ETF, currently operates as a diversified investment company.

The Trust has been a Delaware statutory trust since July 11, 2024. It is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”) and operates pursuant to an Amended and Restated Agreement and Declaration of Trust dated July 22, 2024 (the “Declaration of Trust”).

The Funds are newly organized as of, and had no operations prior to, the date of this SAI.

The Funds will offer and issue shares of beneficial interest (“Shares”) at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Similarly, Shares are redeemable by a Fund only in Creation Units. Only Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) who have entered into contractual arrangements with the Fund’s Distributor may enter into Creation Unit transactions with a Fund on behalf of themselves or their customers. Creation Units of a Fund are issued and redeemed generally in exchange for a basket of securities (“Basket”), together with a specified cash payment, or, in certain circumstances, for an all cash payment. Unlike mutual funds, Shares are not individually redeemable.

Shares of each Fund will be listed on a national securities exchange, such as NYSE Arca, Inc. (“Exchange”) and trade in the secondary market, where most investors will buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to NAV. Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. Shares of each Fund are or will be traded on the Exchange.

The Board of Trustees of the Trust (the “Board”) reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Fund, and to make a corresponding change in the number of Shares constituting a Creation Unit.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Fund in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

The Trust reserves the right to permit or require a “cash” option for creations and redemptions of Shares (subject to applicable legal requirements). In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the Exchange, which fees may be higher than the transaction fees associated with in-kind purchases or redemptions. Because the Trust, on behalf of each Fund reserves the right to issue and redeem Creation Units principally for cash, each Fund may incur higher costs in buying and selling securities than if a Fund issued and redeemed Creation Units principally in-kind. To the extent that these additional costs are not offset, these costs may be imposed on a Fund and may decrease the Fund’s NAV.

Investment Restrictions

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectus. The first 7 restrictions listed below are fundamental policies and may be changed only with the approval of the holders of a “majority of the outstanding voting securities” of the respective Fund, which is defined in the 1940 Act as the lesser of (i) 67% of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. The remaining restrictions are not designated as “fundamental,” and along with a Fund’s investment objective, may be changed by the Board without shareholder approval. A Fund’s investment objective will not be changed without at least 30 days’ notice to shareholders.

Fundamental

In pursuing their respective investment objectives:

1. Each Fund may not make any investment if, as a result, a Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.

2. Each Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3. Each Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4. Each Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. Each Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6. Each Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7. Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Each Fund has the following additional fundamental investment policy:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

With respect to the fundamental policy relating to industry concentration set forth in (1) above, if an investment company in which a Fund invests has an industry concentration policy, each Fund will consider that investment company’s stated industry concentration as the industry for that investment company for purposes of a Fund’s industry concentration policy.

Non-Fundamental

1. Each of International ETF and Global ETF normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization companies. U.S. Concentrated ETF normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities of U.S. companies. Although this is a non-fundamental policy, the Board will not change this policy without at least 60 days' notice to shareholders.

How the Funds Invest

Bottom-Up Investment Process

All portfolio managers at Harris Associates L.P., investment adviser to the Funds (the “Adviser”) strive to abide by a consistent value investment philosophy and process. This process involves a collective, unified effort to identify what the managers believe are the best values in the marketplace for their respective Funds.

Each manager typically constructs a focused portfolio from a list of approved securities, built on an individual security basis from the bottom up. The following chart illustrates this bottom-up investment process:

Bottom-Up Investment Process

Universe of Hundreds of Equity Securities

(All stocks available for investment.)

Criteria Screens
(Managers and research team screen for securities that they believe are worth further consideration.)

Quantitative and Qualitative Research
(Rigorous analysis is performed to seek to ensure that the security meets certain “value” standards.)

Approved List
(Approximately 100-200 securities.)

Invest
(Managers select securities from the approved list for their specific Funds.)

Investment Strategies and Risks

Unless otherwise indicated, the Funds may buy the types of securities and use the investment strategies described below, subject to any applicable investment policies and limitations. Each Fund’s principal investment strategies and the principal risks of each Fund’s principal investment strategies are discussed in the Funds’ prospectus.

Securities of Non-U.S. Issuers

International ETF invests primarily in securities of non-U.S. issuers. Global ETF typically invests between 25-65% of its total assets in securities of non-U.S. issuers.

International investing may permit an investor to take advantage of the growth in markets outside the United States. The Funds may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company and trade in U.S. markets, evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement.

Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in both “sponsored” and “unsponsored” ADRs, EDRs or GDRs. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

Since ownership in certain companies based or operated in China by non-Chinese investors is prohibited, a Fund may obtain exposure to such companies by investing through legal structures known as variable interest entities (a “VIE”). In a VIE structure, instead of directly owning the securities of a Chinese company, the company establishes an offshore entity which enters into various contracts with the Chinese company to obtain economic exposure to the company. The offshore entity issues shares on an exchange outside of mainland China and non-Chinese investors hold shares in the non-Chinese offshore entity rather than directly in the Chinese company. In addition to any risks associated with an investment in the underlying Chinese company, investments in VIEs are subject to legal and/or regulatory risks associated with their contractual structure. A VIE investment may experience rapid and extreme value changes or complete loss if the Chinese government were to intervene or limit the use of VIEs for this purpose.

With respect to portfolio securities of non-U.S. issuers or of U.S. issuers denominated in foreign currencies, a Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock may remain unchanged.

Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock may fall. See discussion of transaction hedging and portfolio hedging under “Currency Exchange Transactions.”

You should understand and consider carefully the risks involved in international investing. Investing in securities of non-U.S. issuers, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; frequently greater transaction and custody costs; risk expropriation; less liquidity and frequently greater price volatility; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign investors and their subcustodial arrangements.

Although the Funds try to invest in companies located in countries having stable political environments, there is the possibility of expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

Participation Certificates

Each Fund may invest in equity-linked securities (called “participation certificates” in this SAI but may be called different names by issuers). In a typical transaction, a Fund would buy a participation certificate from a financial intermediary (such as a bank) or broker-dealer (“counterparty”) that would entitle that Fund to a return measured by the change in value of an identified underlying security. The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or a Fund exercises the participation certificate and closes its position, that Fund receives a payment that is based upon the then-current value of the underlying security converted into US dollars (less transaction costs).

The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. A Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate. Participation certificates are typically privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). Pursuant to Rule 144A under the 1933 Act, participation certificates are eligible for purchase or sale to certain qualified institutional buyers but are not typically traded.

There are additional risks associated with participation certificates. If a Fund invests in a participation certificate, it will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk in this context is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay a Fund the amount owed under the participation certificate. A Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. A Fund typically has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and is therefore typically unable to exercise any rights with respect to the issuer (including, without limitation, voting rights and fraud or bankruptcy claims). There is also no assurance that there will be a secondary trading market for a participation certificate or that the trading price of a participation certificate will equal the value of the underlying security. Participation certificates also may have a longer settlement period than the underlying shares and during that time a Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be broker-dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, a Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act. For the purposes of determining compliance with a Fund’s limitations on investing in certain markets, regions, securities or industries, each Fund looks through the participation certificate to the issuer of the underlying security.

Privatizations

Some governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises (“privatizations”). The Adviser believes that privatizations may offer opportunities for significant capital appreciation, and may invest assets of the Funds in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, and/or the terms on which such Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

Emerging Markets

Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency. Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of the SEC action, that Fund’s securities in the affected markets will be valued at fair value determined in good faith in accordance with the Trust’s compliance policies and procedures.

Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. The net asset value (“NAV”) of a class of Fund shares also may be affected by changes in the rates or methods of taxation applicable to a Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund’s portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

Foreign Investment Companies

Certain markets are closed in whole or in part to direct equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through foreign government-approved or authorized investment vehicles, which may include other investment companies. A Fund also may invest in other investment companies that invest in non-U.S. securities. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own management fees and other expenses. In addition, investing through such vehicles may be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the Fund does not own more than 3% of the voting stock of any one investment company. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser, the potential benefits of the investment justify the payment of any applicable fee, premium or sales charge.

Debt Securities

Each Fund may invest up to 20% of its total assets in debt securities, including lower-rated debt securities (i.e., securities rated BB+ or lower by Fitch Ratings, Inc. or S&P Global Ratings, a division of S&P Global, or Ba1 or lower by Moody’s Investor Services, Inc., commonly called “junk bonds”) and securities that are not rated. There may be a wide variation in the quality of bonds, both within a particular ratings classification and between ratings classifications. An economic downturn could severely disrupt the market for such securities as well as adversely affect the value of such securities and the ability of the issuers to repay principal and interest. There are no restrictions as to the ratings of debt securities acquired by any of the other Funds or the portion of their assets that may be invested in debt securities in a particular ratings category.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- and lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to real or perceived adverse economic changes or individual corporate developments. Negative economic developments may have a greater impact on the prices of lower-rated debt securities than on those of other higher rated debt securities. The market for lower-rated debt securities may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad and may be more thinly traded, than that for higher-rated securities, which can affect the prices at which these securities can be sold. The market for unrated debt securities is even narrower. The market prices of these securities can change suddenly and unexpectedly. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See “Investing with The Oakmark Funds — Share Price” in the Funds’ prospectus. The market value of those securities and their liquidity may be affected by adverse publicity and investor perceptions. Transaction costs with respect to lower-rated debt securities may be higher, and in some cases, information may be less available than is the case with investment grade securities.

In addition, the Funds may invest in short-term and long-term debt securities (such as bonds, including those issued in non-U.S. countries, notes and debentures). Short-term debt securities have one year or less remaining to maturity at the time of purchase, while long-term debt securities have maturities of over a year. Short-term and long-term debt securities may have fixed, variable or floating interest rates.

A description of the characteristics of bonds in each ratings category is included in Appendix A to this SAI.

When-Issued, Delayed-Delivery and Other Securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased either will be maintained in a segregated account with the Fund’s custodian or will be earmarked on the Fund’s records (through appropriate notation on the books of the Fund or the Fund’s custodian). Such segregation or earmarking shall be maintained throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation.

A Fund also may enter into a contract with a third party that provides for the sale of securities held by a Fund at a set price, with a contingent right for the Fund to receive additional proceeds from the purchaser upon the occurrence of designated future events, such as a tender offer for the securities of the subject company by the purchaser, and satisfaction of any applicable conditions. Under such an arrangement, the amount of contingent proceeds that the Fund will receive from the purchaser, if any, will generally not be determinable at the time such securities are sold. A Fund’s rights under such an arrangement will not be secured and the Fund may not receive the contingent payment if the purchaser does not have the resources to make the payment. A Fund’s rights under such an arrangement also may be illiquid and subject to the limitations on ownership of illiquid securities.

Rule 18f-4 under 1940 Act permits the Fund to enter into when-issued or delayed delivery basis securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a when-issued or delayed delivery basis security does not satisfy those requirements, the Fund would need to comply with Rule 18f-4 under the 1940 Act with respect to its when issued or delayed delivery transactions, which are considered Derivative Transactions under the Rule.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). Convertible securities have general characteristics similar to both debt instruments and common stocks. The interest or dividend rate paid on convertible securities may be fixed or floating rate. Because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for common stocks. Convertible securities frequently fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation, and typically are unrated or lower rated than such debt obligations.

Government-Sponsored Entity Securities

Each Fund may invest in government-sponsored entity securities, which are securities issued or guaranteed by entities such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, among others.

There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration. These securities have the lowest credit risk. Other types of securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the United States. For example, some securities are supported by the right of the agency or instrumentality to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority. As a result, you should be aware that although an issuer may be chartered or sponsored by Acts of Congress, an issuer may not be funded by congressional appropriations, and as such its securities are neither guaranteed nor insured by the U.S. Treasury.

A security backed by the U.S. Treasury, or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the United States, there can be no assurance that the U.S. government will always provide financial support to the agency or instrumentality. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. A Fund will invest in securities of agencies or instrumentalities only if the Adviser believes that the credit risk involved is acceptable. It is possible that the securities discussed in this section could be adversely affected by the actions (or inactions) of the U.S. government. Investments in government-sponsored entity securities include agency mortgage-backed securities.

Mortgage- and Asset-Backed Securities

Mortgage- backed securities (“MBS”) are interests in, or are secured by and payable from, pools of mortgage loans. MBS may be guaranteed by a U.S. Government agency or instrumentality (such as Ginnie Mae); issued and guaranteed by a government sponsored stockholder-owned corporation though not backed by the full faith and credit of the U.S. (such as Fannie Mae or Freddie Mac); or issued by fully private issuers. Private issuers originate and invest in mortgage loans and may include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Asset-backed securities (“ABS”) are interests in, or secured by and payable from, pools of assets such as loans, leases, credit card debt, royalties, or receivables.

The values of MBS and ABS are influenced by the factors affecting the assets underlying the securities. The value of these securities may be significantly affected by changes in interest rates. These securities are also subject to the risk of default on the underlying assets, which may increase particularly during periods of market downturn. An unexpectedly high rate of defaults on the underlying assets will decrease the security’s value. If borrowers pay back principal on MBS or ABS, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration, the Fund’s performance could be impacted. MBS and ABS may differ from traditional fixed-income securities in that the interest and principal payments are made more frequently and that principal may be prepaid at any time (because the underlying mortgage loans generally may be prepaid at any time). As a result, if these assets are purchased by the Fund at a premium, a faster-than-expected prepayment rate may reduce yield to maturity, and a slower- than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases MBS or ABS at a discount, faster-than-expected prepayments may increase, and slower-than-expected prepayments will likely reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment.

MBS and ABS will decrease in value as a result of interest rate increases generally. MBS and ABS are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities. At times, the market for MBS and ABS may be volatile. Further, the U.S. Government has taken actions in the past that has impacted MBS and ABS and these security types may be significantly impacted by any future actions by the U.S. Government.

Inflation-Indexed Securities

Each Fund may invest in inflation-indexed debt securities issued by governments, their agencies or instrumentalities or corporations. Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed security with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed security will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the securities is not guaranteed and will fluctuate. The Funds also may invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Illiquid Securities and Restricted Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Restricted securities generally may be sold only (i) to qualified institutional buyers, (ii) in privately negotiated transactions or (iii) in a public offering with respect to which a registration statement is in effect under the 1933 Act, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if these securities were publicly traded. Restricted securities often are illiquid, but also may be liquid.

Where a Fund holds restricted securities and registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Notwithstanding the above, each Fund may purchase securities, including non-U.S. securities that, although privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s net assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Additionally, the Funds may invest in securities of U.S. and non-U.S. issuers offered outside the United States that are not registered with the SEC pursuant to an applicable exemption under the 1933 Act. Such securities may be freely traded on the local exchange of the country in which the securities were issued or among certain qualified institutional investors, such as the Funds, but, depending upon the circumstances, may only be re-sold in the United States if an exemption from registration under the federal and state securities laws is available. Investing in these securities provides the Funds with opportunities to diversify and invest in securities of issuers who wish to offer and sell their securities internationally to non-U.S. investors and qualified institutional buyers. However, to the extent that such securities do not trade on the local exchange or qualified institutional buyers become uninterested in purchasing such securities, a Fund’s level of illiquidity may increase.

Commercial Paper

Each Fund may acquire commercial paper. Commercial paper is short-term promissory unsecured notes issued by companies primarily to finance short-term credit needs. Certain notes may have floating or variable rates. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Private Placements

Each Fund may acquire securities in private placements. Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs.

Short Sales

Each Fund may make short sales of securities if (a) the Fund owns at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration or (b) immediately after such a short sale, the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against-the-box, as defined below) does not exceed 5% of the value of the Fund’s net assets.

A short sale against-the-box involves the sale of a security with respect to which a Fund already owns or has the right to acquire an equivalent security in kind and amount, or securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into such securities with no restriction other than the payment of additional consideration.

In a short sale, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest that the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund’s assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

The Funds must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule.

Initial Public Offerings (“IPOs”)

Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of shares available for trading, limited information about the issuer, and other factors. The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative— on a Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future. There is no assurance that the Funds will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance.

Forwards, Futures, Swap Agreements, and Options (collectively, “Derivatives”)

Each Fund may invest in derivatives. Derivatives are instruments whose value depends upon the value of an underlying asset or assets, which may include stocks, bonds, commodities, interest rates, currency exchange rates, or related indices. A derivative may be used for “hedging,” meaning that it may be used with the goal of offsetting a decline in value in other Fund investments, which could result from changes in interest rates, market prices, currency fluctuations, or other market factors. Derivatives may also be used for non-hedging purposes, such as to implement a cash management strategy, to enhance income or gain, to manage or adjust a Fund’s risk profile or the risk of individual positions, to gain exposure more efficiently than through a direct purchase of the underlying security, or to gain exposure to securities, markets, sectors or geographical areas. These Derivatives are subject to government regulation, at times significant regulation, and performance and utilization may be impacted by further government regulation.

As of the date of this SAI, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk.

Forwards

Forwards are contracts that create an obligation to purchase or sell a specific currency or other asset at a specified price on a future date set at the time of the contract. Each Fund may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement that involves the exchange of two different currencies on a specific future date at a fixed rate that was agreed upon at the inception of the contract. Forward currency transactions may involve currencies of the different countries that a Fund may invest in, or be exposed to, and are designed to serve as hedges against possible variations in the exchange rates between currencies. The cost to a Fund of engaging in forward contracts varies with factors such as the currency of the transaction, the contract period length and the prevailing market conditions.

The contractual amount of a forward contract does not necessarily represent the risk of the contract of the Fund. Measuring risk associated with these instruments is only meaningful when all related and offsetting transactions are considered. Forward contracts are subject to many of the same risks as other derivatives. Forward contracts are subject to counterparty risk, which is the risk that the counterparty to a contract would be unable or unwilling to meet the terms of its contract. The value of a forward contract fluctuates depending on the price movement of the currencies involved. The value of a foreign currency relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. There is no limitation on the daily price movements of forward contracts. The use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on a Fund’s total return.

Principals in the forward markets have no obligation to continue to make markets in the forward contracts traded and there is generally not a secondary market for forward contracts. There have been periods during which certain banks or dealers have refused to quote prices for forward contracts or have quoted prices with an unusually widespread between the price at which they are prepared to buy and that at which they are prepared to sell. There may be delays in the settlement of forward contracts due to the foreign currency.

There may be disruptions in the forward markets because of unusually high trading volume, political intervention or other factors. For example, the imposition of credit controls by governmental authorities might limit forward contracts trading, and could negatively affect the Fund’s performance.

A Fund may incur costs in connection with conversions between various currencies, and the Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund also may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency. Although forward contracts may be used to protect a Fund from adverse currency movements, there is no guarantee that the Fund’s hedging strategy will be successful.

A Fund’s currency transactions are limited to transaction hedging and portfolio hedging. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging uses a forward contract on an actual or anticipated portfolio securities position that is denominated or quoted in a particular currency or exposed to foreign currency fluctuation. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in, or exposed to, a specific currency or currencies. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is widely anticipated by the market to the point that the Fund is not able to contract with a counterparty to sell the currency at a price above the devaluation level the Fund anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Non-deliverable forwards

The Funds may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional mount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

Because a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions. In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a Fund could sustain losses on the non-deliverable forward transaction. A Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards (including some deliverable forwards that are cash-settled) are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the Adviser to CFTC registration and regulation as a commodity pool operator.

Futures

A future (or futures contract) is an agreement establishing the sale by one party and purchase by another at a specified price and future time of a specified quantity of an underlying instrument, such as a security, interest rate, currency, or index level. The value of a futures contract typically correlates with the value of the underlying instrument. Futures contracts are standardized, are traded through a national (or foreign) exchange, and are cleared through an affiliate of the exchange that acts as both the buyer to every seller and the seller to every buyer. A Fund may either purchase or sell a futures contract. The purchase of a futures contract involves a Fund’s assumption of a contractual obligation to take delivery of the underlying instrument at the specified price and time. The sale of a futures contract means that the Fund assumes the contractual obligation to deliver the underlying instrument at the specified price and time.

Depending on the underlying security and the terms of the futures contract, physical settlement of the futures contract may occur through actual delivery or receipt of the underlying instrument or cash settlement based on the difference in the price of the underlying instrument on the last day of the contract relative to the price at which the contract was entered into. In practice, most futures contracts that are physically settled through delivery of the underlying instrument by their terms are typically cash settled or closed out prior to their maturity dates. Closing out a futures contract involves an offsetting transaction for the same deliverable with the same maturity date. This may result in a gain or a loss.

A Fund accesses the futures markets through a clearing broker (known as a “futures commission merchant”) that submits the Fund’s trades to the relevant clearing facilities, holds collateral required by the exchange and clearing facilities, and transmits payments between the Fund and the applicable clearing facility. When a Fund purchases or sells a futures contract, the Fund is required to deposit a specified amount of liquid assets (“initial margin”) in a segregated account. The amount of margin required for a particular futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. In addition, the Fund may be subject to a margin call and be required to post sufficient assets to restore the value of the collateral to the initial margin level or if the value exceeds the initial margin level, any excess may be transferred to the Fund. Initial margin will be returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the notional value of the contract being traded. Because of the low margin deposits required, futures trading involves a high degree of leverage and small price movements in futures contracts may results in immediate and significant loss or gain.

Losses for certain futures contracts may exceed the initial margin and may be unlimited. When a Fund holds open futures positions, it will daily pay or receive cash, called “variation margin,” equal to the daily change in value of each futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement of the amount that would be owed if the futures contract expired on that day. In computing its net asset value, a Fund will mark to market its open futures positions. In addition, if another futures customer of the futures commission merchant defaults on a futures contract and the futures commission merchant carrying that customer’s account cannot cover the defaulting customer’s obligations on its futures contracts, the clearing organization may use any or all of the collateral in the futures commission merchant’s customer omnibus account — including the assets of the futures commission merchant’s other customers, such as a Fund — to meet the defaulting customer’s obligations. If the futures commission merchant or clearing broker holding the initial margin or premium goes bankrupt, a Fund could suffer a delay in recovering margin and could ultimately suffer a loss. A futures exchange may set a daily limit in the amount of fluctuation in the price of a futures contract. Once this daily limit is reach, no trades may be made at a price beyond that limit. These daily limits do not limit potential losses and may increase the risk of loss by preventing liquidation of unfavorable futures.

Swap Agreements

A swap agreement is a contract obligating two counterparties to make a series of payments on one or more future dates based upon applying changes in specified prices or rates of an underlying instrument over some period of time to a specified “notional” amount. The notional amount is used to calculate the payment stream, but is generally not exchanged. Swap payments are typically determined on a “net” basis (i.e., by netting the two payment streams to determine a single amount payable by one counterparty to the other). For example, a total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Other swaps, such as credit default swaps, involve an instrument that is dependent on the occurrence or nonoccurrence of an event with a potential financial, economic, or commercial consequence. Swaps may increase a Fund’s volatility, liquidity and leverage exposure, which may significantly impact the Fund’s performance.

Some swaps are centrally cleared through swap clearing facilities on which a central clearing counterparty is interposed between the two swap counterparties, similar to the structure of the futures market. Swap execution and clearing facilities are only available for certain types of liquid swaps with standardized terms, based on regulatory mandates and market demand. Clearing reduces the risk of a particular counterparty’s default, but may create an additional risk in the event of a clearing facility failure. A default or failure by the clearing facility or a futures commission merchant may expose a Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies.

Swaps entered into on a bilateral basis (that are not centrally cleared) are subject to counterparty credit risk (i.e., the risk a counterparty will not make required payments) and to dispute risk (i.e., the risk that two counterparties will disagree on the amount of a payment to be made, the value of a transaction, or the proper interpretation of a contractual term). Under regulations recently enacted in the U.S., the EU, and many other jurisdictions in order to reduce credit risk, most types of bilateral swaps are required to be secured by the exchange of margin between the parties to the swap.

If a Fund wishes to terminate its exposure to a cleared swap, it must enter into an off-setting transaction. An over-the-counter swap may be terminated by negotiating a price with the Fund’s counterparty, based on the swap’s market value, or by entering into an off-setting transaction with the same counterparty. Swap agreements can be in different forms and known by many names, such as but not limited to, interest rate swaps, mortgage swaps, total return swaps, inflation swaps, currency swaps, equity swaps, credit default swaps, commodity-linked swaps, and contracts for differences.

Options

Each Fund may purchase and sell both call options and put options on securities and indexes. An option on a security is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of a call option to deliver the underlying security upon payment of the exercise price or upon exercise of a put option to pay the exercise price upon delivery of the underlying security. Flexible Exchange (“FLEX”) options are exchange traded and allow users to customize strike prices, exercise styles, and expiration dates.

If an option written by a Fund is unexercised and expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund is unexercised and expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, the writer may close out the option by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

If a Fund closes out an option it has written, it will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund was unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund was unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. If trading were suspended in an option purchased or written by a Fund, that Fund would not able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

CFTC Rule 4.5 Exemption

As of the date of the Registration Statement, the Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and Rule 4.5 promulgated by the Commodity Futures Trading Commission, with respect to each of the Funds. Therefore, the Adviser is not subject to registration or regulation as a commodity pool operator. For the Adviser to remain eligible for the exclusion, each Fund will be limited in its ability to use certain financial instruments regulated under the CEA, including futures and options on futures and certain swaps transactions. These limitations may restrict a Fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return. The Funds are not intended to be and should not be used as vehicles to invest in commodities markets.

Preferred Stock

Each Fund may invest in preferred stock. Preferred stock represents units of ownership of a company that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock has characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock also entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer’s creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating. Investing in preferred stock is subject to many of the same risks as investing in common stock, as described in the Funds’ Prospectus under “Risk Factors — Common Stock Risk.” Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than non-convertible preferred stock, which generally behaves more like a bond.

REITs and Other Real Estate Companies Risk

Each Fund may invest in securities of real estate investment trusts (also known as “REITs”) and other real estate company securities. Such securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Code or to maintain their exemption from registration under the Investment Company Act of 1940, as amended.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of qualified REIT dividends. Regulations provide that a regulated investment company can pass the character of its qualified REIT dividends through to its shareholders. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller (bank, securities dealer or clearing house) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns. Repurchase agreements maturing in more than seven days often are illiquid.

Master Limited Partnerships

Each Fund may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies that are publicly traded and usually taxable as partnerships. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. In general, an MLP is a hybrid legal entity that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. MLPs may derive income and gains from, and the value of an investment in an MLP may be directly affected by the prices of, the underlying assets of the MLP. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more price volatility due to the underlying assets they hold. A Fund’s investment in such an MLP may be adversely affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to the underlying assets. In addition, MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major company (often an energy company), an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. Consequently, MLPs involve certain risks, such as risks related to potential conflicts of interest between an MLP and the MLP’s general partner, risks related to limited control and voting rights on matters affecting MLPs, risks related to the general partner’s right to require unit-holders to sell their common units at an inopportune time or price, cash flow risks, and dilution risks.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages.

Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. Distributions from an MLP may consist in part of a return of the original investment amount, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. The corresponding reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund upon the sale of the securities.

MLP common units represent a limited partnership interest in the MLP and are generally treated as partnerships for U.S. federal income tax purposes. Should current tax law, or the business of a given MLP, change, it may result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income. This could result in significant tax liability for the MLP, which could adversely impact the Fund and reduce the amount of cash available for distribution by the MLP. Common units are listed and traded on U.S. securities exchanges. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Internal Revenue Code (the “Code”) generally allows partnerships, among other non-corporate entities, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the Code does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, although the Treasury Department has announced that it is considering adopting regulations to provide a pass-through, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in a Fund currently will not.

Temporary Defensive Investment Strategies

Each Fund has the flexibility to respond promptly to changes in market, economic, political, or other unusual conditions. In the interest of preserving the value of the portfolios, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt obligations, money market instruments or repurchase agreements.

Lending of Portfolio Securities

Each Fund may lend its portfolio securities to broker-dealers and banks to the extent indicated in restriction 4 under “Investment Restrictions.” Any such loan must be continuously secured by collateral in cash, cash equivalents or non-cash collateral in the form of U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. A Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. A Fund would have the right to call the loan and attempt to obtain the securities loaned at any time, and the Securities Lending Agent shall terminate such loan no later than five business days after notice by the Fund. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income and lack of access to income during this period. In addition, a Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date.

The Trust has entered into a securities lending agency agreement (“Securities Lending Agreement”) with State Street Bank and Trust Company (“State Street”) pursuant to which State Street acts as securities lending agent for the Funds and administers each Fund’s securities lending program. During the fiscal year, State Street performed various services for the Funds, including the following: (i) lending portfolio securities to borrowers identified in the Securities Lending Agreement; (ii) receiving and delivering securities, as applicable, to effect such loans; (iii) monitoring daily the market value of loaned securities; (iv) ensuring daily movement of collateral associated with loan transactions; (v) daily marking to market loaned securities and non-cash collateral; (vi) monitoring dividend activity with respect to loaned securities; (vii) furnishing State Street’s standard form of Securities Borrowing Agreement upon request and (viii) arranging for the return of loaned securities at the termination of the loan. In the case of borrower default, State Street will use its best efforts to pursue any remedies available under the Securities Lending Agreement.

Because the Funds are new, as of the date of this SAI, the Funds have not engaged in securities lending activities.

Interfund Lending

Pursuant to an exemptive order issued by the SEC and corresponding compliance procedures adopted by the Board, the Funds may lend money to, and borrow money from, any series advised by the Adviser and overseen by the Board (the “Oakmark Funds”) pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Program, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Lending Program are equal to or less than 10% of its total assets, provided that, if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing under the Interfund Lending Program would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing under the Interfund Lending Program exceeded 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Oakmark Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Oakmark Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund. The limitations detailed above and the other conditions of the SEC exemptive relief application permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Valuation Risk

The price at which a Fund could sell any particular investment may differ from the Fund’s valuation of the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, the Funds may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities may be materially affected by events after the close of the markets on which they are traded but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Operational Risk

The Funds and their service providers, and your ability to transact with the Funds, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on a Fund or its shareholders. The Adviser, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser or the other Fund service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

Cybersecurity Risk

As the use of technology has become more prevalent in the course of business, the Funds and their service providers have become potentially more susceptible to operational, financial and reputational risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Funds’ adviser, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. Artificial intelligence (“AI”), has enhanced the ability of threat actors to amplify the potency, scale, and speed of deliberate cybersecurity attacks. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on the Funds and their shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Funds, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that the Fund or Fund service provider violated privacy and other laws. The use of AI by any of a Fund’s service providers or the issuers in which a Fund invests requires the collection and processing of substantial amounts of data which can include proprietary information that may be a high potential target for attack. The use of AI relies on a number of different service providers, which increases operational and cybersecurity risks. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Although the Funds and the Adviser endeavor to determine that service providers have established risk management systems that seek to reduce the risks associated with cybersecurity, and business continuity plans in the event there is a cybersecurity breach, there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds’ third party service providers or trading counterparties or any other service providers whose operations may affect a Fund or its shareholders.

Investment Adviser

The Adviser furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds’ business affairs pursuant to an investment advisory agreement relating to each Fund (the “Agreement”). This includes overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of each Fund, which may include, among others, compliance monitoring, operational and investment risk management, legal and administrative services and portfolio accounting services. Under the Agreement, the Adviser bears all of its own costs associated with providing services to a Fund. In addition, the Adviser has contractually agreed to pay all operating expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under this Agreement; (vii) securities lending expenses; (viii) costs of holding shareholder meetings and proxy related expenses; (ix) litigation and indemnification expenses; (x) tax reclaim expenses; and (xi) any extraordinary expenses. The Adviser carries out its duties subject to the policies established by the Board. The Adviser furnishes office space, equipment and personnel to the Funds, pays the fees of trustees not affiliated with the Adviser, and the compensation of the Trust’s chief compliance officer.

As of the date of this SAI, the Funds were new and had not yet issued any shares. Accordingly, there are no gross management fees paid by the Funds to report.

For its services as investment adviser, the Adviser receives from each Fund a monthly fee based on the Fund’s average daily net assets.

The International ETF will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets.

The Global ETF will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets.

The U.S. Concentrated ETF will pay the Adviser a fee of [ ]% of the Fund’s average daily net assets.

Each Fund’s Agreement is for an initial two-year term. The Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in-person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days’ written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

The Adviser is a limited partnership managed by its general partner, Harris Associates, Inc. (“HAI”), whose directors are Anthony P. Coniaris, David Giunta, David G. Herro, Philippe Setbon, Eric Ward and Rana J. Wright. Christopher W. Keller is the president of HAI. HAI is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis Investment Managers” or “Natixis IM”), as is the Adviser. Natixis Investment Managers is a limited liability company that owns investment management and distribution and service entities.

Natixis IM is part of Natixis Investment Managers S.A. (“Natixis”), an international asset management group based in Paris, France, that is part of the Global Financial Services division of Groupe BPCE.

Natixis IM is wholly owned by Natixis, a French investment banking and financial services firm. Natixis is wholly owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 7 promenade Germain Sablon, 75013 Paris, France. The registered address of BPCE is 7 promenade Germain Sablon France, 75013 Paris, France.

Fee Waivers. The Adviser has contractually undertaken to waive its management fee by [      ]% of each Fund’s average daily net assets. The undertaking lasts until [   ] and may not be terminated during its term without consent of the Board.

Portfolio Managers

Portfolio Managers’ Management of Other Accounts

Many of the Funds’ portfolio managers manage other accounts in addition to managing one or more of the Funds. The following table sets forth the number and total assets of the mutual funds and other accounts managed by each portfolio manager as of [      ], 2025.

		Registered Investment Companies (other than the Funds)			Other Pooled Investment Vehicles			Other Accounts* (Harris Associates L.P. Separately Managed Accounts)
Name of Portfolio Manager	Funds Managed	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Robert F. Bierig	U.S. Concentrated	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Anthony P. Coniaris	International/Global	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Alexander E. Fitch	U.S. Concentrated	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
David G. Herro	International/Global	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
M. Colin Hudson	Global	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Eric Liu	International/Global	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
John A. Sitarz	Global	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

*  Personal investment accounts of portfolio managers and their families are not reflected.

Material Conflicts of Interest

Actual or apparent conflicts may arise when the Adviser manages the Funds and has discretionary authority over other accounts. Specifically, actual or apparent conflicts of interest may arise in the allocation of investment opportunities, aggregated orders, and time among the Funds and the other accounts managed by the portfolio managers with different or similar objectives, benchmarks, time horizons, and fee arrangements. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different management fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment.

Portfolio managers may be privy to the size, timing and possible market impact of trades of multiple accounts, which may be detrimental to other accounts, including the Funds, managed by the Adviser. A portfolio manager may execute transactions for another Fund or account that may be contrary to a Fund’s investments or that may adversely impact the value of a Fund’s investments. In the event a portfolio manager identifies a limited investment opportunity that they believe may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. A conflict of interest may also arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others.

The Adviser is responsible, for placing orders on behalf of a Fund for the purchase or sale of portfolio securities. Although a Fund's investment objective and strategies are substantially similar to those of other accounts and funds managed by the Adviser, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of a Fund's positions lead to the use of different trading practices and portfolio decisions. This may result in trading in the same instruments being done on a different timeline, and/or at an earlier or later time, for these other accounts and funds as compared to the Funds. The Funds’ portfolio, which is expected to be more concentrated than the portfolios of these other accounts and funds, will generally be rebalanced less frequently than the other accounts and funds managed by the Adviser. This less frequent rebalancing is anticipated to typically cause trades to be effected in the portfolios of these other accounts and funds before they are effected for the Funds’ portfolio. At times, the Funds’ trades will likely occur after an accumulation of multiple trades that were executed for the Adviser’s other accounts and funds, when the Adviser determines that a corresponding change is warranted for the Funds. However, despite this difference in trade timelines between the Funds and the Adviser’s other accounts and funds, the Funds can and will seek to trade in tandem or nearly in tandem with the Adviser’s other accounts and funds if necessitated by market dynamics. When the Adviser implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Funds, market impact, liquidity constraints, or other factors could result in the Funds receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

With respect to the allocation of investment opportunities, the Adviser makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Funds, based on each account’s specific investment objectives, guidelines, restrictions and circumstances. It is the Adviser’s policy to allocate investment opportunities to each account, including the Funds, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in an aggregated order will participate at the average share price received from a broker-dealer, and where the order has not been completely filled, each institutional account, including the Funds, will generally participate on a pro rata basis. Investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure) or with different rights (e.g., voting rights, dividend priorities, or other features that may differ) may also create a potential conflict and this may adversely impact, or in some instances benefit, one or more affected accounts, including the Funds. For more information on how the Adviser aggregates orders and allocates securities among the accounts participating in those orders, see the section “Portfolio Transactions” in this SAI.

Adviser employees may invest in the same investments as the Funds in accordance with the Adviser’s Code of Ethics, which seeks to mitigate any potential conflicts of interest by restricting the timing of such investments and requiring preclearance of personal securities transactions, in addition to other procedures. In addition, Adviser employees sometimes attend events hosted by company management or Fund service providers in conjunction with their employment, which could provide an incentive for them to favor investments in those companies over other investments or services from those providers over others. Acceptance of any gifts and entertainment is subject to restrictions set forth in the Adviser’s Conflicts of Interest Policy.

Additionally, a conflict of interest might exist in the exercise of the Adviser’s proxy voting authority. For example, a conflict could arise when an issuer who is soliciting proxy votes also has a client relationship with the Adviser, when a client of the Adviser is involved in a proxy contest (such as a corporate director) or when one of the Adviser’s employees has a personal interest in a proxy matter. For more information on the Adviser’s processes to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, see the section “Proxy Voting Policies and Procedures” in this SAI.

The Adviser may effect purchases and sales between a Fund and other Adviser accounts (“cross trades”), including other Funds, if it believes such transactions are appropriate based on each client’s investment objectives and guidelines, subject to applicable law and regulation and Fund policies and procedures. Cross trades have the potential to create conflicts of interest or regulatory issues relating to these transactions and the potential competing priorities, which may limit the Adviser’s ability to engage in these transactions for the Funds.

As part of a larger financial organization, the Adviser may from time to time engage in business activities with some of these Natixis IM entities, subject to the Adviser’s policies and procedures governing conflicts of interest. These activities are generally limited to sub-advisory services, marketing or referral arrangements. For example, Harris is the subadviser to Natixis Advisors in regards to the portfolio management of various registered U.S. open-end and exchanged-traded funds and off-shore funds, each with share classes that charge a sales load. Given the relationship between the Adviser and Natixis IM and the changing nature of Natixis IM’s related businesses and affiliations, there may be other or different potential conflicts of interest that arise in the future or that are not covered by this disclosure.

The Adviser has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise. The Adviser seeks to anticipate circumstances that could cause a conflict between the Adviser and its employees on the one hand and the Adviser’s clients on the other. The Adviser has adopted and enforces a Code of Ethics that sets forth specific requirements and restrictions to address and help mitigate potential conflicts. For more information on the Adviser’s Code of Ethics, see the section “Codes of Ethics” in this SAI.

Portfolio Managers Compensation Structure

Each of the Funds’ portfolio managers is compensated solely by the Adviser. Compensation for each of the portfolio managers is based on the Adviser’s assessment of the individual’s long-term contribution to the investment success of the firm. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees of the Adviser and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

The determination of the amount of each portfolio manager’s base salary and discretionary bonus pool participation and, where applicable, participation in the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of the Adviser’s domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the Funds and other accounts managed by the portfolio manager. A portfolio manager’s compensation is not based solely on an evaluation of the performance of the Funds or the amount of Fund assets. Performance is measured in a number of ways, including by Fund, by other accounts and by strategy, and is compared to one or more benchmarks, including, but not limited to: S&P 500 Index, Russell 1000 Value Index, MSCI World Index, MSCI World Value Index, MSCI World ex-USA Index, and MSCI World ex-USA Value Index and the Adviser’s approved lists of stocks, depending on whether the portfolio manager manages accounts in a particular strategy for which a given benchmark would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, and since a Fund’s inception or since the portfolio manager has been managing the Fund, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to the Adviser in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. If a portfolio manager also serves as a research analyst, then such manager may participate in a long-term compensation plan that may provide future compensation upon vesting after a multi-year period. The plan consists of an award, based on a quantitative evaluation of the performance of the investment ideas covered by the analyst over the same multi-year period. In addition, an individual’s other contributions to the Adviser, such as a role in investment thought leadership and management of the firm, are taken into account in the overall compensation process.

Portfolio Managers’ Ownership of Fund Shares

As of the date of this SAI, the Funds were new and had not yet issued any shares.

Codes of Ethics

The Trust and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Trust might take advantage of that knowledge for their own benefit. The Trust and the Adviser have adopted codes of ethics to meet those concerns and legal requirements. Although the codes do not prohibit employees who have knowledge of the investments and investment intentions of any of the Funds from engaging in personal securities investing, they regulate such investing by those employees.

Proxy Voting Policies and Procedures

The Adviser, as part of its management responsibilities, is responsible for exercising all voting rights with respect to the Funds’ portfolio securities in accordance with the Adviser’s proxy voting policies and procedures. Under limited circumstances, the Adviser may delegate proxy voting for a particular issuer to a third-party in order to comply with the Bank Holding Company Act of 1956, as amended, to which the Adviser is subject.

The Adviser exercises voting rights solely with the goal of serving the best interests of its clients (including the Funds) as shareholders of a company. In determining how to vote on any proposal, the Adviser considers the proposal’s expected impact on shareholder value and does not consider any benefit to the Adviser or its employees or affiliates.

The Adviser considers the reputation, experience and competence of a company’s management when it evaluates the merits of investing in a particular company, and it invests in companies in which it believes management goals and shareholder goals are aligned. Therefore, on most issues, the Adviser casts votes in accordance with management’s recommendations. However, there is no presumption to vote in line with management. When the Adviser believes that management’s position on a particular issue is not in the best interests of the Funds and their shareholders, the Adviser will vote contrary to management’s recommendation. Each resolution is evaluated on its own merits.

Proxy Voting Guidelines

The Adviser’s Proxy Committee has established a number of proxy voting guidelines on various issues of concern to investors. The Adviser normally votes proxies in accordance with those guidelines unless it determines that it is in the best economic interests of a Fund and its shareholders to vote contrary to the guidelines.

●  With respect to a company’s board of directors, the Adviser believes that there should be a majority of independent directors and that audit, compensation and nominating committees should consist solely of independent directors, and it usually will vote in favor of proposals that ensure such independence, including proposals requiring the separation of the Chairman of the Board and Chief Executive Officer positions.

●  With respect to auditors, the Adviser believes that the relationship between a public company and its auditors should be limited primarily to the audit engagement, and it usually will vote in favor of proposals to prohibit or limit fees paid to auditors for any services other than auditing and closely-related activities that do not raise any appearance of impaired independence.

●  With respect to equity based compensation plans, the Adviser believes that appropriately designed plans approved by a company’s shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, the Adviser will normally vote against plans that substantially dilute its clients’ ownership interest in the company or provide participants with excessive awards. The Adviser usually also will vote in favor of proposals to require the expensing of options, in favor of proposals for an annual shareholder advisory vote on executive compensation and in favor of advisory votes to ratify named executive officer compensation. The Adviser will normally vote against proposals that prohibit the automatic vesting of equity awards upon a change of control, permit repricing of underwater options, or seek to limit directors’ compensation to common stock.

●  With respect to corporate structure and shareholder rights, the Adviser believes that all shareholders of a company should have an equal voice and that barriers that limit the ability of shareholders to effect corporate change and to realize the full value of their investment are not desirable. Therefore, the Adviser usually will vote against proposals for supermajority voting rights, against the adoption of anti-takeover measures, and against proposals for different classes of stock with different voting rights.

● With respect to proxy access proposals, the Adviser will usually vote in favor of such proposals if either management recommends a favorable vote or the proposal meets certain criteria spelled out in the Adviser’s proxy voting policy.

● With respect to routine corporate matters, the Adviser will generally vote in favor of such matters. Routine corporate matters include as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters.

● With respect to ESG issues, the Adviser, to the extent the issue is not addressed elsewhere, will review each proposal on a case-by-case basis. The Adviser will generally support proposals that address financially material issues that are likely to protect or enhance the long-term value of the company. The Adviser believes that governance factors are financially material for every company (with due consideration to regional market norms), while the financial materiality of environmental and social factors will vary by company, industry, and region.

● With respect to Climate Change and Energy Transition issues, the Adviser recognizes that companies may face risks related to climate change and the transition to a lower carbon economy in the coming decades, in particular for companies that emit high levels of greenhouse gases. Likewise, these factors may also create opportunities. In that regard, the Adviser generally votes in favor of well-developed and meaningful climate-related proposals supported by the company’s Board of Directors. The Adviser evaluates shareholder climate-related proposals on a case-by-case basis to determine whether the proposal is likely to be in the best interests of the company and its shareholders. The Adviser will generally vote against climate-related shareholder proposals requiring companies to implement specific corporate strategies rather than leaving the strategy up to the company’s Boards of Directors.

The Adviser may determine not to vote a Fund’s proxy if it has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”), and the Adviser may determine that the loss of investment flexibility resulting from share blocking outweighs the benefit to be gained by voting.

Conflicts of Interest

The Adviser’s Proxy Committee, in consultation with the Adviser’s legal and compliance departments, will monitor and resolve any potential conflicts of interest with respect to proxy voting. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with the Adviser, when a client of the Adviser is involved in a proxy contest (such as a corporate director), or when one of the Adviser’s employees has a personal interest in a proxy matter. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, the Adviser will vote in accordance with either its written guidelines or the recommendation of an independent voting service. If the Adviser believes that voting in accordance with the guidelines or the recommendation of the voting service would not be in the collective best interests of the Funds and their shareholders, the Executive Committee of the Board will determine how shares should be voted.

How to Obtain the Fund’s Proxy Voting Record

No later than August 31 of each year, information regarding how the Adviser, on behalf of the Funds, voted proxies relating to the Funds’ portfolio securities for the 12 months ended the preceding June 30 will be available through a link on the Funds’ website at oakmark.com/etfs/[ ] and on the SEC’s website at www.sec.gov.

Trustees and Officers

The Board has overall responsibility for the Funds’ operations. Each of the trustees and officers serves until the election and qualification of his or her successor, or until he or she sooner retires, dies, resigns, or is removed or disqualified. The retirement age for trustees is 75.

Leadership Structure and Qualifications of the Board

The Trust is governed by the Board, which is responsible for protecting the interests of shareholders under applicable law. The Board is led by an Independent Chair, who is not an “interested person” of the Trust, as that term is defined in the 1940 Act. The Board meets periodically throughout the year to oversee the Funds’ activities, review the Funds’ performance, oversee the potential conflicts that could affect the Funds, and review the actions of the Adviser. The Board has an executive committee, audit committee, governance committee, and committee on contracts, each comprised solely of trustees who are not “interested persons” under the 1940 Act (“Independent Trustees”). The principal functions of those committees are described below. The Board has determined that the Board’s leadership and committee structure is appropriate because it enables the Board to effectively and efficiently fulfill its oversight responsibilities and it facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationship between the Funds, on the one hand, and the Adviser and certain other principal service providers, on the other.

As discussed below, the governance committee makes recommendations to the Board regarding Board committees and committee assignments, the composition of the Board, candidates for election as trustees and compensation of trustees who are not affiliated with the Adviser, and oversees the process for evaluating the functioning of the Board. The governance committee has not established specific qualifications that it believes must be met by a candidate for election as trustee. In evaluating candidates, the governance committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act. The governance committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other trustees and will contribute to the Board’s deliberations. No particular qualification, experience or background establishes the basis for any trustee’s position on the Board and the governance committee may have attributed different weights to the various factors. There is no difference in the manner in which the governance committee evaluates a candidate based on whether the candidate is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders. Shareholders may send resumes of recommended persons to the attention of Joseph J. Allessie, Secretary, Harris Oakmark ETF Trust, 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

The experiences and professional backgrounds of each Board member have contributed to the Board’s conclusion that such Board member should serve as a trustee of the trust. Each trustee’s outside professional experience and number of years of service on the Board is outlined in the table of biographical information below. During the time each Board member has served, he/she has become familiar with the Funds’ financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Trustees Who Are Not Interested Persons of the Trust

Name, Address† and Age at January 28, 2025	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Thomas H. Hayden, 73	Trustee	2024	Lecturer, Master of Science in Integrated Marketing Communications Program, the Medill School, Northwestern University since 2006.	[12]	None

Hugh T. Hurley, III, 60	Trustee	2024	Retired since 2017; Managing Director and Global Head of Product Strategy Active Equity, BlackRock, Inc. from 2006 to 2017.	[12]	Independent Trustee, HSBC Funds (registered mutual funds); Member, Governing Council, Independent Directors Council.

Patricia Louie, 69	Trustee	2024	Retired since October 2018; Managing Director and Associate General Counsel, AXA Equitable Life Insurance Company from 2014 to October 2018; Executive Vice President and General Counsel, AXA Equitable Funds Management Group, LLC from 2011 to October 2018; Senior Vice President and Associate General Counsel, AXA Equitable from 2009 to 2014.	[12]	Member, Governing Council, Independent Directors Council; Member, FINRA National Adjudicatory Council.

Christine M. Maki, 64	Trustee	2024	Retired since May 2022. Senior Vice President—Tax and Treasurer, RR Donnelley & Sons Company 2008 to 2022 (global provider of integrated communication services).	[12]	None

Laurence C. Morse, Ph.D., 73	Trustee	2024	Co-Founder, Fairview Capital Partners, Inc. (private equity investment management firm) since 1994.	[12]	Director, Webster Bank (bank and financial institution); Director, Webster Financial Corporation (bank holding company)

Mindy M. Posoff, 68	Trustee and Chair of the Board	2024; Chair of the Board since 2025	Managing Director, Golden Seeds (angel investment group); Traversent Capital Partners, Founding Partner and President (consulting firm providing strategic solutions to startups and investment firms); Former Chair, Board of Directors, AboutOne (start-up technology company providing tools to manage home and family life) from 2011 to 2017; Former Trustee of the HighMark Mutual Funds from 2010 to 2014.	[12]	Member, Board of Directors, Mutual Fund Directors Forum; Former Member, Impact Advisory Committee; Former Advisory Member, Apollo Global Management Inc.; Former Member, Women of the World Investment Committee

Name, Address† and Age at January 28, 2025	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Steven S. Rogers, 67	Trustee	2024	Retired since July 2019; MBA Class of 1957 Senior Lecturer of Business Administration, Harvard Business School from 2012 to 2019; Entrepreneur-in-Residence, Ewing Marion Kauffman Foundation; Clinical Professor of Finance & Management, Kellogg Graduate School of Management, Northwestern University from 1995 to 2012.	[12]	None

Trustees Who Are Interested Persons of the Trust

Kristi L. Rowsell,* 58	Trustee	2024	Retired since 2021; Director, Harris Associates, Inc. (“HAI”) and President, HAI, Harris Associates L.P. (“HALP”) and Harris Associates Securities L.P. (“HASLP”) from 2010 to 2021.	[12]	Member, Board of Governors, Investment Company Institute; Independent Director, State Street Global Advisors (SSGA) SPDR ETF Trusts (Active Trust, Index Shares, Series Trust).

Rana J. Wright,* 46	Trustee, Principal Executive Officer, and President	2024	Chief Legal Officer (since 2024) and Chief Administrative Officer for HAI, HALP and HASLP since 2021; General Counsel and Secretary of HAI, HASLP, and HALP (2018-2023); Anti-Money Laundering Officer of HASLP (2018-2023); Managing Director and Associate General Counsel, Bank of America Corporation from 2014 to 2018.	[12]	Member, Board of Governors, Investment Adviser Association

*Indicates a trustee who is an “interested person” of the Trust as defined in the 1940 Act. Ms. Rowsell is an interested person of the Trust by virtue of the fact that she was an officer of the Adviser and a director of HAI until March 31, 2021. Ms. Wright is an interested person of the Trust by virtue of the fact that she is an officer of the Adviser and a director of HAI.

** Fund Complex refers to the Trust and Harris Associates Investment Trust.

#As used in this table, “HALP,” “HAI” and “HASLP” refer to the Adviser, the general partner of the Adviser, and the Harris Associates Investment Trust distributor, respectively.

Additional Information About Trustees

In addition to the information set forth in the table above and other relevant qualifications, experience, attributes or skills applicable to a particular trustee, the following provides further information about the qualifications and experience of each trustee.

Independent Trustees

Thomas H. Hayden: Mr. Hayden has served as a trustee for the Oakmark fund complex since 1995. He has a BA in English from Saint Louis University and a JD from Saint Louis University. He is a Lecturer in the Master of Science in Integrated Marketing Communications (IMC) Program at the Medill School of Northwestern University, teaching courses in data privacy, cybersecurity, and marketing law. He also serves as the Director of the IMC Undergraduate Certificate Program. The Board concluded that Mr. Hayden is suitable to serve as trustee because of his academic background and his extensive work experience.

Hugh T. Hurley, III: Mr. Hurley has served as a trustee for the Oakmark fund complex since 2018. He has a BS in Finance from Providence College. Mr. Hurley has more than 32 years of investment management and capital markets experience, and prior to his retirement in 2017, he served in several senior executive management roles for an investment manager. He is also a National Association of Corporate Directors (“NACD”) Governance Fellow and is NACD Directorship Certified™. The Board concluded that Mr. Hurley is suitable to serve as trustee because of his academic background and his extensive financial industry experience.

Patricia Louie: Ms. Louie has served as a trustee for the Oakmark fund complex since 2018. She has a BS in Political Science from University of Utah and a JD from University of Utah College of Law. Prior to her retirement in 2018, Ms. Louie served in several senior executive and legal roles for an investment manager and its affiliates, including as a Managing Director and General Counsel. The Board concluded that Ms. Louie is suitable to serve as trustee because of her academic background and her extensive financial industry experience.

Christine M. Maki: Ms. Maki has served as a trustee for the Oakmark fund complex since 1995. She has a BS in Accounting from Illinois State University and a MS in Taxation from DePaul University. Ms. Maki was formerly licensed as a Certified Public Accountant. Prior to her retirement in 2022, she was a senior executive in finance at RR Donnelley & Sons Company. The Board concluded that Ms. Maki is suitable to serve as trustee because of her academic background and her extensive public accounting and finance experience.

Laurence C. Morse, Ph.D.: Dr. Morse has served as a trustee for the Oakmark fund complex since 2013. In addition to attending the General Course at The London School of Economics and Political Science, he has a BA in Economics from Howard University, a MA in Economics from Princeton University, a Ph.D. in Economics from Princeton University and was a Post-Doctoral Fellow at Harvard University. He has more than 40 years of experience in the financial industry, including serving as Co-Founder and Managing Partner of Fairview Capital Partners, Inc., as well as serving on the Board of Webster Bank, Webster Financial Corporation, and the National Bureau of Economic Research. He is the current Chair of the Board of Trustees of The Howard University. The Board concluded that Dr. Morse is suitable to serve as trustee because of his academic background and his extensive financial industry experience.

Mindy M. Posoff: Ms. Posoff has served as a trustee for the Oakmark fund complex since 2016. She has a BA in Philosophy and Greek Civilization from Beloit College and a MBA in Finance from the Wharton School of the University of Pennsylvania. She is a Managing Director of Golden Seeds, an angel investment group, Founding Partner and President of Traversent Capital Partners, a consulting firm providing strategic solutions to startups, hedge funds and asset managers, and a Member of the Board of Directors of Ben Franklin Technology Partners of Southeastern Pennsylvania, a seed stage capital provider for Southeastern Pennsylvania’s technology sectors. She previously served on the Board of the HighMark Mutual Funds from 2010 to 2014. The Board concluded that Ms. Posoff is suitable to serve as trustee because of her academic background and her extensive financial industry experience.

Steven S. Rogers: Mr. Rogers has served as a trustee for the Oakmark fund complex since 2006. He has a BA in History from Williams College and a MBA from Harvard University. He is a former entrepreneur who has taught Entrepreneurial Finance at Northwestern University’s Kellogg School of Management and Harvard Business School. He also has more than 22 years of governance experience with Fortune 500 companies, including serving on the Board of directors of S.C. Johnson & Son, Inc. The Board concluded that Mr. Rogers is suitable to serve as trustee because of his academic background and his extensive business experience.

Interested Trustees

Kristi L. Rowsell: Ms. Rowsell has served as an Interested Trustee for the Oakmark fund complex since 2010. She has a BS in Agricultural Economics from Virginia Tech and a Master of Accountancy - Taxation from Virginia Tech University. Prior to December 31, 2020, she was the Director and President of HAI and President of HALP and HASLP. From 1999 to 2010, she was the Chief Financial Officer and Treasurer of HAI, HALP and HASLP. She previously served as President and a Vice President of the Trust and has held various positions with the Adviser and certain of its affiliates since 1995. The Board concluded that Ms. Rowsell is suitable to serve as trustee because of her academic background and her extensive investment management experience.

Rana J. Wright: Ms. Wright has served as an Interested Trustee for the Oakmark fund complex since 2021. She has a BA in Organizational Communication from University of Pittsburgh and a JD from Duquesne University School of Law. She has over 20 years of experience in the financial industry, including serving as the Associate General Counsel at Bank of America Merrill Lynch prior to joining the Adviser in 2018. The Board concluded that Ms. Wright is suitable to serve as trustee because of her academic background and her extensive financial industry experience.

Other Officers of the Trust
Name, Address† and Age at January 28, 2025	Position(s) with Trust	Year First Elected or Appointed to Current Position	Principal Occupation(s) Held During Past Five Years#
Joseph J. Allessie, 59	Vice President, Secretary, and Chief Legal Officer	2024	General Counsel and Secretary, HAI, HALP, and HASLP since 2024; Deputy General Counsel, HALP (2019-2023); Senior Vice President and Managing Counsel, Oppenheimer Funds from 2018 to 2019; Managing Director, Head of Americas Compliance and Operational Risk Control, UBS Global Asset Management, prior thereto

Robert F. Bierig, 46	Vice President and Portfolio Manager (Oakmark U.S. Concentrated ETF)	2024	Portfolio Manager and Analyst, HALP since 2012

Anthony P. Coniaris, 47	Executive Vice President and Portfolio Manager (Oakmark International ETF and Oakmark Global ETF)	2024	Chairman, Co-Chief Investment Officer—International Equities, HAI and HALP; Portfolio Manager, HALP

Carmen L. Darling. 46	Vice President	2025	VP, Product Operations, HALP since 2023; Shareholder Oversight, HALP from 2021 to 2023; Supervisor, MFS, HALP prior thereto

Rick J. Dercks, 38	Vice President and Assistant Treasurer	2024	Director of Tax & Fund Administration, HALP since 2019; Tax Senior Manager, Ernst & Young, prior thereto

[Alexander E. Fitch], 36	Vice President and Portfolio Manager (Oakmark U.S. Concentrated ETF)	[2025]	Vice President and Director of U.S. Research, HAI and HALP since 2021; Associate Director of U.S. Research, HALP from 2019 to 2021; Analyst, HALP from 2013 to 2019

Kathleen O. Gerdes, 53	Vice President	2024	Managing Director, Marketing & Client Relations, HALP

[David G. Herro,] 63	Vice President and Portfolio Manager (Oakmark International ETF and Oakmark Global ETF)	[2025]	Director, HAI; Deputy Chairman and Co-Chief Investment Officer—International Equities, HAI and HALP; Portfolio Manager and Analyst, HALP

[M. Colin Hudson,] 54	Vice President and Portfolio Manager (Oakmark Global ETF)	[2025]	Portfolio Manager and Analyst, HALP

John J. Kane, 53	Vice President, Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	2024	Senior Director, Operations, HALP from 2019 to 2020; Director, Operations, HALP from 2017 to 2019; Director, Global Investment Services, HALP, prior thereto; Principal Financial Officer, HAIT from 2016 to 2018; Treasurer, HAIT from 2005 to 2018

Christopher W. Keller, 58	Vice President	2024	President, HAI, HALP, and HASLP since 2021; Chief Operating Officer, HALP and HASLP prior thereto

Tammie Lee, 54	Vice President	2025	Associate General Counsel, HALP since 2022; Vice President and Associate Counsel, Calamos Investments from 2018 to 2022 prior thereto

[Eric Liu], 45	Vice President and Portfolio Manager (Oakmark International ETF and Oakmark Global ETF)	[2025]	Vice President, HAI and HALP since 2019; Portfolio Manager and Analyst, HALP

[John A. Sitarz,] 34	Vice President and Portfolio Manager (Oakmark Global ETF)	[2025]	Portfolio Manager, HALP since 2022; Analyst, HALP since 2018; Research Associate, HALP from 2015 to 2017

Zachary D. Weber, 50	Vice President, Principal Financial Officer, Principal Accounting Officer, and Treasurer	2024	Chief Financial Officer and Treasurer, HAI and HALP; Principal Financial Officer and Principal Operations Officer, HASLP

†  Unless otherwise noted, the business address of each trustee and officer listed in the tables is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606-4319.

#  As used in this table, “HALP,” “HAI” and “HASLP” refer to the Adviser, the general partner of the Adviser, and the Harris Associates Investment Trust distributor, respectively.

Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, compliance risk, valuation risk and operational risk, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from, among others, the Adviser, the Trust’s Chief Compliance Officer (“CCO”), the Trust’s independent registered public accounting firm, independent counsel, and internal auditors of the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of the Adviser and certain other service providers. The actual day-to-day risk management with respect to the Funds resides with the Adviser and other service providers to the Funds. Although the risk management policies of the Adviser and the service providers are designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified, or processes and controls developed, to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or the Adviser, its affiliates or other service providers.

Pursuant to Rule 38a-1 under the 1940 Act, the Trust’s CCO is responsible for administering the Trust’s compliance program, including monitoring and enforcing compliance by the Funds and their service providers with the federal securities laws. The CCO has an active oversight role in daily Fund operations and maintains a working relationship with all relevant advisory, legal, compliance, operations and administration personnel for the Funds’ service providers. On at least a quarterly basis, the CCO reports to the Independent Trustees on significant compliance program developments, including material compliance matters, and on an annual basis, the CCO provides the full Board with a written report that summarizes his review and assessment of the adequacy of the compliance programs of the Funds and their service providers. The CCO also periodically communicates with the Board and audit committee chairpersons between scheduled meetings.

The committees of the Board include the executive committee, audit committee, governance committee, and committee on contracts. The following table identifies the members of those committees as of January 1, 2025, the function of each committee, and the number of meetings of each committee held during the fiscal year ended September 30, 2025.

Committee	Members of Committee	Number of meetings during fiscal year ended September 30, 2025	Principal Functions of Committee
Executive Committee	Thomas H. Hayden Laurence C. Morse, Ph.D. Mindy M. Posoff*	[ ]	The executive committee generally has the authority to exercise the powers of the Board during intervals between meetings.

Audit Committee	Hugh T. Hurley, III Christine M. Maki* Laurence C. Morse, Ph.D. Mindy M. Posoff	[ ]

The principal responsibilities of the audit committee include the following:

● to oversee the accounting and financial reporting policies and practices of the Trust, its internal controls and, as appropriate, the internal controls of certain service providers;

● to assist Board oversight of (i) the integrity of the Funds’ financial statements, (ii) the Funds’ compliance with legal and regulatory requirements, the independent auditors’ qualifications and independence and the performance of the independent auditors;

● to pre-approve the audit and non-audit services that the Trust’s independent auditors provide to the Trust and certain non-audit services that the Trust’s independent auditors may provide the Adviser and its affiliates;

● to act as liaison between the independent auditors of the Funds and the full Board;

● to oversee the portfolio transaction policies and practices of the Funds;

● to review potential conflicts of interest that are identified and brought to the attention of the Board; and

● to discuss guidelines and policies governing the process by which the Adviser and other relevant service providers assess and manage the Funds’ exposure to risk, and to discuss the Funds’ most significant financial risk exposures and the steps the Adviser and other relevant service providers have taken to monitor and control such risks.

Governance Committee	Patricia Louie* Christine M. Maki Mindy M. Posoff Steven S. Rogers	[ ]	The governance committee makes recommendations to the Board regarding Board committees and committee assignments, the composition of the Board, candidates for election as non-interested trustees and compensation of trustees who are not affiliated with the Adviser, and oversees the process for evaluating the functioning of the Board.

Committee on Contracts	Thomas H. Hayden Hugh T. Hurley, III* Patricia Louie Mindy M. Posoff Steven S. Rogers	[ ]	The committee on contracts is responsible for reviewing in the first instance, and making recommendations to the Board regarding, investment advisory agreements and any other agreements relating to the management or administration of any Fund.

*   Chair of the committee

The following table shows the compensation paid by the Trust during the fiscal year ended September 30, 2025 to each trustee who is not affiliated with the Adviser.

Name of Trustee	Aggregate Compensation from the Trust*		Total Compensation from Investment Companies in the Oakmark Fund Complex Paid to Fund Trustees*
Thomas H. Hayden	$	[ ]	$	[ ]
Hugh T. Hurley, III	$	[ ]	$	[ ]
Patricia Louie	$	[ ]	$	[ ]
Christine M. Maki	$	[ ]	$	[ ]
Laurence C. Morse, Ph.D.	$	[ ]	$	[ ]
Mindy M. Posoff	$	[ ]	$	[ ]
Steven S. Rogers	$	[ ]	$	[ ]
Kristi L. Rowsell	$	[ ]	$	[ ]

* Fund Complex refers to the series of the Trust and Harris Associates Investment Trust. Fund Complex includes a total of [12 series].

The Trust has a deferred compensation plan (the “Plan”) that permits any trustee who is not an “interested person” of the Trust to elect to defer receipt of all or a portion of his or her compensation as a trustee until the trustee ceases to be a member of the Board, until such time plus a number of whole calendar years, or for two or more years (or, if earlier, when the trustee ceases to be a member of the Board). The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the other series of the Trust or the Administration Shares of the Financial Square Treasury Solutions Fund of the Goldman Sachs Trust, as designated by the trustee. At the time for commencing distributions from a trustee’s deferral account, the trustee may elect to receive distributions in a lump sum or in annual installments over a period of two or more complete calendar years (or five years for any deferral with respect to a year before 2016). Each Fund’s obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other series of the Trust’s obligations to make distributions under the Plan.

The Trust does not provide any pension or retirement benefits to its trustees.

The following table shows the aggregate value of shares of all the Funds in the fund complex “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”)) by each trustee (within dollar ranges) as of December 31, 2024.

Trustee	Oakmark U.S. Large Cap ETF	Aggregate Dollar Range of Shares of all Funds in Oakmark Fund Complex
Thomas H. Hayden
Hugh T. Hurley, III
Patricia Louie
Christine M. Maki
Laurence C. Morse, Ph.D.
Mindy M. Posoff
Steven S. Rogers
Kristi L. Rowsell
Rana J. Wright

As of the date of this SAI, the Oakmark International Large Cap ETF, Oakmark Global Large Cap ETF, and Oakmark U.S. Concentrated ETF were new and had not yet issued any shares.

Principal Shareholders and Control Persons

As of the date of this SAI, the Funds were new and had not yet issued any shares. Accordingly, it does not have the name and percentage ownership of DTC participants that own of record or “beneficially” (within the meaning of that term as defined in rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of the Fund.

Purchasing and Redeeming Shares

Net Asset Value

The Funds’ NAV are normally determined only on days which the New York Stock Exchange (the “NYSE”) is open for regular trading. Because the value of the Funds’ portfolio securities changes every business day, their NAV usually changes as well. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The NAV of a Fund is determined by dividing the value of the assets, less liabilities, by the number of outstanding shares of a Fund. Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for FLEX options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME.

If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Funds’ valuation procedures approved by the Board. In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. Effective as of September 8, 2022, the Board approved changes to the Funds’ valuation procedures to comply with Rule 2a-5 and designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

To the extent the Funds invests in securities of non-U.S. issuers, trading in the portfolio securities takes place in various foreign markets on days (such as Saturday) when the NYSE is not open and the Funds do not calculate their NAV. In addition, trading in the Funds’ portfolio securities may not occur on days when the NYSE is closed. Therefore, the calculation of NAV does not take place contemporaneously with the determinations of the prices of many of the Funds’ portfolio securities and the value of the Funds’ portfolios may be significantly affected on days when shares of the Funds may not be purchased or redeemed. Even on days on which both non-U.S. markets and the NYSE are open, several hours may have passed between the time when trading in a non-U.S. market closes and the NYSE closes and the Funds calculates their NAVs.

Computation of NAV (and the sale and redemption of a Fund’s shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the SEC, or that exchange is closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of the net assets of a Fund not reasonably practicable. A Fund may value a security at a fair value if it appears that the valuation of the security has been materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. The Trust has retained a third party service provider to assist in determining estimates of fair values for foreign securities. That service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund.

The Trust has adopted policies and procedures regarding the correction of any error in the computation of NAV in accordance with guidance provided by the SEC. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV	If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds, the Fund may have incurred a net fund loss. The Fund determines whether it has incurred a net fund loss or a net fund benefit during the error period.

If the Fund has incurred a net fund loss, the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a net fund benefit from the error, no action is taken. A net benefit cannot be carried forward to offset a future fund loss.

= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of the Funds are listed and traded on the Exchange identified on the cover of this SAI at trading prices that may differ from a Fund’s NAV. There can be no assurance that the Exchange requirements necessary to maintain the listing of the shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other matters: (i) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act; (ii) if a Fund no longer complies with the requirements set forth by the Exchange; (iii) following the initial 12-month period after commencement of trading of the Fund, there are fewer than fifty (50) Beneficial Owners (as that term is defined below) of the shares of the Fund; or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

Trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on investors’ negotiated commission rates.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund or the total value of an investor’s investment in a Fund.

BOOK ENTRY ONLY SYSTEM

The information below supplements and should be read in conjunction with the Prospectus.

The Depository Trust Company (“DTC”) acts as securities depository for a Funds’ shares. Shares of a Fund are represented by securities registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, the DTC.

The DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own the DTC. More specifically, the DTC is owned by a number of its DTC Participants, by the Exchange, and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Fund shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and the DTC, the DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee, Cede & Co., as the registered holder of all shares. The DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between the DTC and DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for the DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Trust issues and redeems shares of a Fund only in Creation Units on a continuous basis through the Distributor, without a sales load but subject to the transaction fees described below, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A “Business Day”, as used herein, is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Creation Units of a Fund typically are constituted with a specified number of shares, generally 10,000 shares or multiples thereof. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make changes in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board. In the event of a termination of a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units, or to be individually redeemable. In such circumstance, the Funds’ may make redemptions in-kind, for cash, or for a combination of cash or securities.

Creation Units may be purchased and redeemed only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including those set forth below, the Authorized Participant Agreement and any handbook or similar document governing the Authorized Participants (collectively, the “AP Agreement”). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement with the Distributor and that Creation Unit orders may have to be placed by the investor’s broker through an Authorized Participant. As a result, orders placed through an Authorized

Participant may result in additional charges to such investor. A list of current Authorized Participants may be obtained from the Distributor. Investors who are not Authorized Participants may purchase and sell shares of a Fund through an Authorized Participant or on the secondary market. Because the portfolio securities of certain Funds may trade on days that the NYSE is closed or are otherwise not Business Days for a Fund, shareholders may not be able to purchase or redeem their shares of such a Fund, or purchase or sell shares of a Fund on the Exchange, on days when the NAV of a Fund could be significantly affected by events in the relevant non-U.S. markets.

In connection with a Fund’s launch, a Fund will be seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of a Fund or the Fund’s Adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for a Fund (a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. A Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares. Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices.

Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.

Custom Baskets

The Basket of securities comprising a Fund Deposit and a Fund Redemption (each, as defined below) may be representative of the Fund’s portfolio holdings; or a Fund may utilize “Custom Baskets” provided that certain conditions are met. A Custom Basket is (i) a Basket that is composed of a non-representative selection of the Fund’s portfolio holdings, or (ii) a representative Basket that is different from the initial Basket used in transactions on the same business day. The Trust has adopted policies and procedures that govern the construction and acceptance of Baskets, including heightened requirements for Custom Baskets. Such policies and procedures provide detailed parameters for the construction and acceptance of Custom Baskets, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each Custom Basket for compliance with those parameters. In connection with the construction and acceptance of Custom Baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a Basket are consistent with the Fund’s investment objective, policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by a Fund and/or Authorized Participant(s), as applicable; (3) the position of a Fund’s portfolio when other Basket options exist (4) whether and to what extent to include cash in the Basket; and (5) whether the use of Custom Baskets may reduce costs, increase (tax) efficiency and improve trading in Fund shares; The policies and procedures apply different criteria to different types of Custom Baskets in order to mitigate against potential overreaching by an Authorized Participant, although there is no guarantee that such policies and procedures will be effective.

Purchases of Creation Units

The consideration for the purchase of Creation Units of a Fund consists of an in-kind deposit of a designated portfolio of securities (“Deposit Securities”) or cash for all or any portion of such securities (“Deposit Cash”) (collectively, the “Deposit Basket”) and the Cash Component, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Deposit Basket. Together, the Deposit Basket and the Cash Component constitute the “Fund Deposit.”

The Custodian or the Adviser normally makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of regular trading on the Exchange, the estimated amount of the Cash Component to be included in a Fund Deposit for the day along with the list of names and number of shares of each security in a pro rata slice of the portfolio, which normally represents the Deposit Securities and Deposit Cash in the day’s Fund Deposit. Such Fund Deposit will normally be applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. The means by which the Deposit Basket and Cash Component are to be delivered by the Authorized Participant to a Fund are set forth in the AP Agreement, except to the extent the Distributor and the Authorized Participant otherwise agree. Fund shares will be settled through the DTC system.

The identity and number of shares of the Deposit Securities change pursuant to, among other matters, changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time. Cash purchases of Creation Units will be effected in essentially the same manner as in-kind purchases. The Authorized Participant will pay the cash equivalent of the Deposit Securities as Deposit Cash plus or minus the same Cash Component. The Adviser, on behalf of the Funds, will convert subscriptions that are made in whole or in part in cash, including Deposit Cash, into the relevant foreign currency prior to investment at the applicable exchange rate and subject to the applicable spread. Those purchasing Creation Units of a Fund bear the risk associated with changes in the currency exchange rate between the time they place their order and the time that a Fund converts any cash received into foreign investments.

Cash purchases of Creation Units will be effected in essentially the same manner as in-kind purchases. The Authorized Participant will pay the cash equivalent of the Deposit Securities as Deposit Cash plus or minus the same Cash Component.

The Adviser, on behalf of the Fund, will convert subscriptions that are made in whole or in part in cash, including Deposit Cash, into the relevant foreign currency prior to investment at the applicable exchange rate and subject to the applicable spread. Those purchasing Creation Units of a Fund bear the risk associated with changes in the currency exchange rate between the time they place their order and the time that a Fund converts any cash received into foreign investments.

Placement of Purchase Orders

For a purchase order to be processed based on the NAV calculated on a particular Business Day, the purchase order must be received in proper form and accepted by the Trust prior to the time as of which the NAV is calculated (“Cutoff Time”). Investors who are not Authorized Participants and seek to place a purchase order for a Creation Unit through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cutoff Time on such Business Day. Custom orders must normally be received in proper form and accepted by the Trust at least two hours prior to Cutoff Time.

The AP Agreement sets forth the different methods whereby Authorized Participants can submit purchase orders. A purchase order is considered to be in “proper form” if a request in a form satisfactory to a Fund is (1) received by the Distributor from an Authorized Participant on behalf of itself or another person within the time period set above, and (2) all the procedures and other requirements applicable to the method used by the Authorized Participant to submit the purchase order, such as, in the case of purchase orders submitted through the Transfer Agent’s online order taking portal, the completion of all required fields, including as set forth in the AP Agreement are properly followed.

Creation Unit orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede transmissions between the Distributor and an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the securities markets in a foreign country in which a Fund may invest are closed may not be accepted or may be charged the maximum transaction fee. A Purchase order, if accepted by the Trust, will be processed based on the NAV as of the next Cutoff Time.

Acceptance of Orders for, and Issuance of, Creation Units

All questions as to whether an order has been submitted in proper form and the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund and the Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a creation order, for any reason, provided that such action is not in contravention of Rule 6c-11. For example, a Fund may reject or revoke acceptance of a creation order including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified; (iv) acceptance of a Fund Deposit is not legally required or would, in the opinion of counsel, be unlawful; or (v) circumstances outside the control of the Fund, the Distributor and the Adviser make it impracticable to process purchase orders. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of the rejection or revocation of acceptance of such order. The Fund, the Custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Except as provided in the following paragraph, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component, Deposit Cash and creation transaction fees have been completed. In this regard, if applicable, the Custodian will require, prior to the issuance of a Creation Unit, that the sub-custodian confirm to the Custodian that the Deposit Securities have been delivered to the account of a Fund at the sub-custodian(s). If a Fund does not receive the foregoing by the time specified herein the Creation Unit may not be delivered or the purchase order may be rejected.

Each Fund may issue Creation Units to an Authorized Participant, notwithstanding the fact that all Deposit Securities have not been received, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value of up to 115% of the value of the missing Deposit Securities. The only collateral that is acceptable is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time on the contractual settlement date of the Creation Unit(s). A Fund may buy the missing Deposit Securities at any time, and the Authorized Participant will be liable for any shortfall between the cost to a Fund of purchasing such securities and the cash collateral. In addition, the cash collateral may be invested at the risk of the Authorized Participant, and any income on invested cash collateral will be paid to that Authorized Participant. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor.

In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date. In these instances, a Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participant that the creation and redemption transactions are for separate Beneficial Owners.

Once a Fund has accepted a purchase order, upon the next determination of the NAV of the shares, a Fund may confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. Creation Units typically are settled on a “T+1” basis (i.e., one Business Day after trade date), unless a Fund and Authorized Participant agree to a different Settlement Date. However, a Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, including in order to accommodate non-U.S. market holiday schedules, closures and settlement cycles, and to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates.

The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining a Fund shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of the securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining a Fund shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Creation Transaction Fees

A standard creation transaction fee is imposed to offset transfer and other costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.

The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the Deposit Securities, including any stamp duty or other similar fees and expenses.

The standard creation transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE		MAXIMUM VARIABLE TRANSACTION FEE*
International ETF	$	[$500 (in-kind) $100 (cash)]	[3]	%
Global ETF	$	[$350 (in-kind) $100 (cash)]	[3]	%
U.S. Concentrated ETF	$	[$150 (in-kind) $100 (cash)]	[2]	%

* As a percentage of the Creation Unit(s) purchased.

The Adviser may adjust the transactions fees from time to time based on actual experience.

Redemption of Creation Units

The consideration paid by a Fund for the redemption of Creation Units consists of an in-kind basket of designated securities (“Redemption Securities”) or cash for all or any portion of such securities (“Redemption Cash”) (collectively, the “Fund Securities”) and the Cash Component, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Fund Securities. Together, the Fund Securities and the Cash Component constitute the “Fund Redemption.”

The Custodian or the Adviser normally makes available through NSCC on each Business Day, prior to the opening of regular trading on the Exchange, the estimated amount of the Cash Component to be included in a Fund Redemption for the day along with the list of names and the number of shares in a pro rata slice of the portfolio, which normally represents the Redemption Securities and Redemption Cash in the day’s Fund Redemption. Such Fund Redemption is applicable, subject to any adjustments as described below, for redemptions of Creation Units of a Fund until such time as the next-announced Fund Redemption is made available. The delivery of Fund shares will be settled through the DTC system. The means by which the Fund Securities and Cash Component are to be delivered to the Authorized Participant by a Fund are set forth in the AP Agreement, except to the extent the Distributor and the Authorized Participant otherwise agree.

The identity and number of shares of the Redemption Securities change pursuant to, among other matters, changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time. The composition of the Redemption Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s Underlying Index and may not be the same as the Deposit Securities.

Cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions. The Authorized Participant will receive the cash equivalent of the Fund Securities as Redemption Cash plus or minus the same Cash Component.

The Adviser, on behalf of the Fund, may sell investments denominated in foreign currencies and convert such proceeds into U.S. Dollars at the applicable exchange rate and subject to the applicable spread for redemptions that are made in whole or in part for cash, including Redemption Cash. Those redeeming Creation Units of a Fund bear the risk associated with changes in the currency exchange rate between the time they place their order and the time that a Fund converts any investments into U.S. Dollars.

Placement of Redemption Orders

For a redemption order to be processed based on the NAV calculated on a particular Business Day, the order must be received in proper form and accepted by the Trust prior to the time as of which the NAV is calculated (“Cutoff Time”). Investors who are not Authorized Participants and seek to place a redemption order for a Creation Unit through an Authorized Participant should allow sufficient time to permit proper submission of the redemption order to the Distributor by the Cutoff Time on such Business Day. Custom orders must be received in proper form and accepted by the Trust at least two hours prior to Cutoff Time.

The AP Agreement sets forth the different methods whereby Authorized Participants can submit purchase or redemption requests. A purchase or redemption request is considered to be in “proper form” if a request in a form satisfactory to a Fund is (1) received by the Distributor from an Authorized Participant on behalf of itself or another person within the time period set above, and (2) all the procedures and other requirements applicable to the method used by the Authorized Participant to submit the purchase or redemption order, such as, in the case of purchase or redemption orders submitted through the Transfer Agent’s website, the completion of all required fields, and including as set forth in the AP Agreement are properly followed.

Creation Unit orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede transmissions between the Distributor and an Authorized Participant. Orders to redeem shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the securities markets in a foreign market in which a Fund may invest are closed may be charged the maximum transaction fee. A purchase or redemption request, if accepted by the Trust, will be processed based on the NAV as of the next Cutoff Time.

Acceptance of Orders for, and Redemption of, Creation Units

All questions as to whether an order has been submitted in proper form and the requisite number of Fund shares and transaction fees have been delivered shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Each Fund reserves the absolute right to reject a redemption order if the order is not in proper form. In addition, the right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. A Fund or Distributor will notify the Authorized Participant of such rejection, but the Fund, Custodian, sub-custodian and Distributor shall not be liable for any failure to give such notification.

The payment by a Fund of the Fund Securities, including Redemption Securities, Redemption Cash, and Cash Component will not be issued until the transfer of the Creation Unit(s) and the applicable redemption transaction fees has been completed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities and the applicable redemption transaction fees by the required time, the redemption request may be rejected.

To the extent contemplated by the AP Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund’s Transfer Agent, the Transfer Agent may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking may be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) of up to 115% of the value of the missing shares, which the Trust may change from time to time. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The AP Agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction where Redemption Securities are customarily traded and will be delivered. If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Redemption Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Redemption Securities in such jurisdiction, the Trust may redeem shares in Redemption Cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds as Redemption Cash. In addition, because redemptions of shares for Redemption Securities will be subject to compliance with applicable U.S. federal and state securities laws, a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund cannot lawfully deliver specific Redemption Securities or cannot do so without first registering a Fund Security under such laws. All such redemptions will involve Custom Baskets, subject to the Trust’s policies and procedures governing Custom Baskets.

Once the Fund has accepted a redemption order, upon the next determination of the NAV of the shares, the Fund may confirm the redemption of a Creation Unit, against receipt of payment, at such NAV. The a will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. Deliveries of redemption proceeds by a Fund typically are settled on a “T+1” basis (i.e., one Business Day after trade date), but may be made up to seven days later, particularly in stressed market conditions, unless a Fund and Authorized Participant agree to a different Settlement Date. Each Fund reserves the right to settle in-kind redemption transactions involving foreign securities up to 15 days later to accommodate non-U.S. market holiday schedules (see below for further information), closures and settlement cycles, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, as applicable. Deliveries of redemption proceeds by a Fund are generally made within one Business Day (i.e., “T+1”). However, a Fund reserves the right to settle redemption transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law.

In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date. In these instances, a Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participant that the creation and redemption transactions are for separate Beneficial Owners.

Redemption Transaction Fees

A standard redemption transaction fee is imposed to offset transfer and other costs associated with the redemption of Creation Units. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.

The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the Redemption Securities, including any stamp duty or other similar fees and expenses. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The standard redemption transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE		MAXIMUM VARIABLE TRANSACTION FEE*
International ETF	$	[$500 (in-kind) $100 (cash)]	[2]	%
Global ETF	$	[$350 (in-kind) $100 (cash)]	[2]	%
U.S. Concentrated ETF	$	[$150 (in-kind) $100 (cash)]	[2]	%

* As a percentage of the Creation Unit(s) redeemed.

The Adviser may adjust the transactions fees from time to time based on actual experience.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss will generally equal the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor and any net amount of cash paid for the Creation Units. However, the U.S. Internal Revenue Service (the “Service”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisers.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units. Authorized Participants should consult their own tax advisers.

Postponement of Redemptions

For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances, but in no event longer than 15 calendar days.

The right of redemption may also be suspended or the date of payment postponed (1) for any period during which the relevant Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the relevant Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Liquidity Program

The Funds may participate in a liquidity program with a service provider, designed to provide an alternative liquidity source for any Fund experiencing outflows. Pursuant to the program, the service provider provides a Fund with a source of cash to meet net shareholder redemptions as necessary each business day to purchase the Fund’s shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of the Fund’s shares, the service provider then generally redeems those shares when a Fund experiences net sales, at the end of a maximum holding period determined by the service provider or at other times at the service provider’s discretion. While the service provider holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. It will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in-kind policies described under “Redemption in-Kind” above. For use of this service, a participating Fund pays a fee to the service provider each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The Adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of a Fund and its shareholders.

Additional Tax Information

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General

Each Fund has elected or intends to elect to be treated as, and intends to continue to qualify to be taxed as, a regulated investment company (“RIC”) under Subchapter M of the Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

To qualify for the favorable U.S. federal income tax treatment generally accorded to a RIC, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain “qualified publicly traded partnerships” (as defined below); (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other RICs and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities and the securities of other RICs) of (I) any one issuer, (II) any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, if any, for such year.

Assuming that it qualifies for treatment as a RIC, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividends paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders in a timely manner, provided that it distributes at least 90% of the sum of its investment company taxable income and any net tax-exempt income for such taxable year.

The Fund’s intention to qualify for treatment as a RIC may negatively affect the Fund’s return by limiting its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or by requiring it to engage in transactions it would otherwise not engage in, resulting in additional transaction costs.

If a Fund were to fail to meet the income, diversification or distribution tests described above, a Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, a Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. Thus failure to qualify as a RIC would likely significantly reduce the Fund’s investment return to its shareholders.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. A Fund also intends to distribute annually all or substantially all of its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case, determined with reference to any loss carryforwards). If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. Capital loss carryforwards will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement, described below, are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 (or November 30 or December 31 if a Fund is eligible to elect and so elects), and (3) any ordinary income and capital gain net income for previous years that was not distributed during those years.

Distributions

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned or is deemed to have owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. A Fund may report certain dividends as derived from “qualified dividend income” which, when received by an individual, will be taxed at the reduced rates applicable to net long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Distributions from capital gains generally are made after applying any available capital loss carryforwards.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income that is eligible for taxation at net long-term capital gain rates, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company (“PFIC”). Income derived from investments in fixed-income securities, REITs and derivatives generally does not qualify as qualified dividend income.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

Distributions by a Fund to its shareholders that a Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of the qualified REIT dividends they receive, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. Each Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a MLP will currently not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly. As a result, it is possible that a non-corporate shareholder will be subject to a higher effective tax rate on any such distributions received from a Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would derive if the shareholder invested directly in an MLP.

Dividends received by corporate shareholders may qualify for the dividends-received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations (other than REITs) and to the extent, if any, that a portion of interest paid or accrued on certain high yield discount obligations owned by a Fund is treated as a dividend. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions on Fund shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects unrealized gains or income or gains that are realized but not yet distributed. Such realized income and gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by that Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits in any taxable year will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. At the time of your purchase, the Fund’s NAV may reflect undistributed income, capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

Sale of Fund Shares

Upon the sale or other disposition of shares of a Fund which a shareholder holds as a capital asset, such shareholder will generally realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares.

Any loss realized on a sale or other disposition will be disallowed under the Code’s “wash sale” rules to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received by the shareholder with respect to such shares.

Medicare Tax on Net Investment Income

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Backup Withholding

A broker you use to purchase your shares may be required to withhold federal income tax (“backup withholding”) at a rate of 24% from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

●  You fail to furnish your properly certified social security or other tax identification number;

●  You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

●  You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

●  The IRS informs the broker that your tax identification number is incorrect.

A broker you use to purchase your shares will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends if you fail to meet prescribed information reporting or certification requirements designed to inform the U.S. Department of Treasury of U.S.-owned foreign investment accounts. In general, no such withholding will occur with respect to a U.S. individual who provides the certifications required to avoid backup withholding; however, shareholders may be requested to provide additional information to the broker to enable the broker to determine whether withholding is required. The broker must promptly pay the IRS all amounts withheld. Therefore, it usually is not possible for the broker to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return. You should consult your tax advisor as to the impact of these requirements on your investment in the Fund.

Nature of the Fund’s Investments

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat Fund investments as producing income that is not qualifying income for purposes of the 90% gross income requirement, (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (v) cause a Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the time at which a purchase or sale of stock or securities is deemed to occur, and (vii) adversely alter the characterization for U.S. federal income tax purposes of certain complex financial transactions.

The U.S. federal income tax treatment of certain Fund investments is unclear with respect to the timing and character of income recognized by the Fund. An adverse determination by the IRS could require a Fund to purchase or sell securities or to make additional distributions in order to comply with the tax rules applicable to RICs. Further, the application of the diversification, gross income and distribution requirements for treatment as a RIC under the Code can be unclear with respect to certain investments. As a result, there can be no assurance that a Fund will be able to maintain its status as a RIC.

Debt Obligations

If a Fund holds debt securities subject to special rules under the Code (such those applicable to original issue discount or market discount), it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if a Fund had not held such securities.

Options, Futures and Other Derivative and Hedging Transactions

A Fund’s transactions in derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., mark to market, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid the Fund-level tax.

Book/Tax Differences

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, a Fund could be required to make distributions exceeding book income to either qualify as a RIC that is accorded special tax treatment or to eliminate the Fund-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in Real Estate Investment Trusts

Any investment by a Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Funds’ receipt of cash in excess of the REIT’s earnings. If a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Funds to accrue and distribute income not yet received. In such an event, to generate sufficient cash to make the requisite distributions, the Funds may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Funds from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Investment in Non-U.S. Securities

Dividends received by a Fund from non-U.S. corporate issuers are not expected to be eligible for the dividends-received deduction for corporate shareholders. Capital gain distributions paid by the Funds are never eligible for this deduction.

Certain foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by any of these Funds will be increased; if the result is a loss, the income dividend paid by any of these Funds will be decreased.

Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the Fund’s total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Eligible Funds intend to meet the requirements of the Code to “pass through” to their shareholders foreign income taxes paid, but there can be no assurance that they will be able to do so. Each shareholder will be notified after the close of each taxable year of a Fund if the foreign taxes paid by the Fund will “pass through” for that year.

Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such “pass through” of foreign tax credits.

Passive Foreign Investment Companies

Investments treated as equity investments for U.S. federal income tax purposes that a Fund makes in certain “passive foreign investment companies” (“PFICs”) could potentially subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case a Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a non-U.S. corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by a Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the U.S., under special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the U.S., or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the U.S. will in general be subject to U.S. federal income tax on the income derived from a Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the U.S. More generally, foreign shareholders who are residents in a country with an income tax treaty with the U.S. may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the U.S., (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund.

Subject to certain exceptions, a Fund is generally not required to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund’s current or accumulated earnings and profits for the applicable taxable year) when paid to a foreign shareholder.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisors (and, if holding shares through intermediaries, their intermediaries) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the required information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends. The IRS and Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, a Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above.

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Other Taxation

Fund shareholders may be subject to state, local and non-U.S. taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Distributor

Shares of the Funds are offered for sale by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”) pursuant to a distribution agreement with the Adviser (“Distribution Agreement”). The Distribution Agreement will continue for two years from its effective date and is renewable thereafter provided such renewal is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of a Fund and (ii) by a majority of the trustees who are not parties to the Distribution Agreement or interested persons of any such party.

The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may enter into agreements with securities dealers wishing to purchase Creation Units if such securities dealers qualify as Authorized Participants. The Distributor also may provide trade order processing services pursuant to a services agreement with the Trust.

Shares of a Fund are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of a Fund in amounts less than a Creation Unit. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan applicable to the Fund’s shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of a Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and Prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. The plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred.

No distribution fees are currently charged to the Funds and there are currently no plans to impose these fees. The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. In the event that 12b-1 fees are charged in the future, because a Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in a Fund.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”). The Plan may not be amended to increase materially the amount of fees that may be paid by a Fund under the Plan unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund’s Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

Portfolio Holdings Disclosure

The Adviser maintains portfolio holdings disclosure policies and procedures (“the Policy”) that govern the timing and circumstances of disclosure to shareholders, affiliates, service providers and other third parties of information regarding the portfolio investments held by a Fund. The Policy has been approved by the Board and is designed to address conflicts of interest between shareholders, on the one hand, and the Adviser or any affiliated person of either the Adviser or the Funds. The Board periodically reviews the Policy to ensure it adequately protects, and is in the best interests of, Fund shareholders. It is the policy of the Funds and their service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about a Fund’s portfolio holdings. Notwithstanding the above, there is no assurance that the Policy will protect the Funds from the potential misuse of holdings by an individual or firms in possession of that information.

Pursuant to the Policy, no person or entity shall accept any compensation or consideration of any kind (including any agreement to maintain assets in any Fund or enter into or maintain any other relationship with the Adviser or Harris Associates Securities L.P.) in connection with the release of information relating to a Fund’s portfolio holdings.

Information concerning the Fund’s portfolio holdings is available via the Oakmark website at: oakmark.com/etfs/[ ]. A complete listing of the Fund’s portfolio holdings as the close of business the prior day, each day before the opening of trading on oakmark.com/etfs/oakm. You may also access portfolio information as of the end of a Fund’s fiscal quarters via a link to a Fund at oakmark.com/etfs/oakm. The Fund’s Annual Form N-CSR contains complete listing of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov. Each fiscal quarter, a Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT”. The quarter end Form N-PORT reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. You may also access quarter end portfolio holdings via the link to a Fund at oakmark.com/etfs/[ ].

Rating and ranking organizations such as FactSet, Lipper, Inc. and Morningstar, Inc., or consultants and/or other financial industry institutions such as Bloomberg L.P., and Nasdaq eVestment may request a complete list of portfolio holdings in order to rank or rate a Fund or to assess the risks of a Fund’s portfolio or otherwise and/or to produce related performance attribution statistics.

Other registered investment companies that are advised or sub-advised by the Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board exercises control over such policies or disclosure. In addition, separate account clients of the Adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Adviser and some of the separate accounts managed by the Adviser may have investment objectives and strategies that are substantially similar or identical to the Funds, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as certain Funds.

Fund attribution that explains or analyzes a Fund’s portfolio performance, especially against a particular benchmark, may be disclosed at any time. However, security specific attribution may only be disclosed where the particular security has been publicly disclosed. Fund characteristics that include, but are not limited to, industry and sector breakdown, asset allocations, turnover ratios, country allocations, P/E, P/B, Beta, duration, and market caps, may be disclosed daily if the Adviser chooses. The Adviser may disclose holdings, performance information, performance attribution, fund characteristics and other information about a Fund to the third-party service providers and affiliates of the Funds as is necessary for each service provider to fulfill its obligations to the Funds and to Natixis IM, Natixis, and its subsidiaries to perform certain oversight functions.

The Adviser may disclose any information about a Fund that is not otherwise covered by these procedures, subject to a determination by the Funds’ chief compliance officer and the president of the Funds, the chief financial officer of the Funds, the general counsel of the Adviser or the chief compliance officer of the Adviser, that disclosure of such information in the manner and at the time proposed is consistent with a legitimate business purpose of the Funds.  Should the Funds’ chief compliance officer be unavailable to make such a determination, the determination shall be made by any two of the other individuals and shall be subject to the review of the Funds’ chief compliance officer as soon as reasonably practicable. Should each of the president of the Funds, the chief financial officer of the Funds, the general counsel of the Adviser or the chief compliance officer of the Adviser be unavailable to make such a determination, the determination shall be made by any other officer of the Funds. Notwithstanding any of the foregoing, the Adviser may disclose any information about the Funds pursuant to a good faith determination by the Adviser’s Legal and Compliance Department that such disclosure is required to be disclosed by law, rule or regulation. In the event such disclosure is required by judicial or administrative order or some other non-ordinary required disclosure, the Adviser will, to the extent permitted by such law, rule, regulation or order, inform the Funds’ chief compliance officer prior to making such disclosure.

Pursuant to the Policy, the Adviser may disclose a partial or complete list of the Fund's non-public portfolio holdings as follows:

To third-party service providers and counterparties as is necessary for each service provider or counterparty to fulfill its obligations to the Fund. For purposes of these procedures, service providers include the Fund's principal underwriter (Foreside Fund Services, LLC), custodian and transfer agent (State Street), administrator (the Adviser), auditors (Deloitte — Funds; Natixis and Ernst & Young as internal auditors), attorneys (K&L Gates LLP, et. al.), tax services provider (Deloitte & Touche LLP), financial printer (Toppan Merrill), broker-dealers and intermediaries, securities lending agent (State Street), the Exchange, Authorized Participants, market makers, NSCC, research providers (FactSet), analytics, alternative liquidity source providers, banks, proxy voting services (Institutional Shareholder Services) or such other persons or entities that the Fund may engage from time-to-time.

BROKERAGE AND Portfolio Transactions

The Adviser is responsible, subject to the supervision of the Board, for selecting brokers and dealers (“brokers”) for the execution of each Fund’s portfolio transactions. The Adviser seeks to place purchase and sale orders in a manner that is fair and reasonable to each Fund. The primary consideration in placing all portfolio transactions is the Adviser’s ability to obtain “best execution” of such orders. Best execution means the combination of the most favorable execution and net price available under the circumstances. In determining best execution, the Adviser takes into account a number of relevant factors including, among other things, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction in the desired price range with a minimum market impact, the reliability, integrity and financial condition of the broker, the ability of the broker to commit resources to the execution of the trade, and the value of the brokerage or research products or services provided. Such factors are weighed by the Adviser in determining the overall reasonableness of the brokerage commission. In selecting brokers for portfolio transactions, the Adviser takes into account its past experiences in determining those brokers who are likely to help achieve best execution.

There are many instances when, in the Adviser’s judgment, more than one broker can offer comparable execution services. In selecting among such brokers, consideration may be given to those brokers that supply research and brokerage products and services that are deemed to qualify as eligible research and brokerage products and services under the safe harbor of Section 28(e) of the 1934 Act. Eligible research products and services may include, among other things, research reports, discussions with research analysts and corporate executives, seminars or conferences, financial and economic publications that are not targeted to a wide audience, software that provides analysis of securities portfolios, market research, including pre-and post-trade analytics, and market data. Eligible brokerage products and services may include services and products that (i) are used to effect securities transactions; (ii) perform services incidental to securities transactions; or (iii) are required by an applicable SRO or SEC rule(s). The research and brokerage products or services provided to the Adviser by a particular broker may include both (a) products and services created by such broker and (b) products and services created by a third party. The provision of research and brokerage products and services is often referred to as “soft dollar arrangements.” Such arrangements may cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Adviser determines that an arrangement qualifies for the safe harbor provided by Section 28(e).

The Adviser is the principal source of information and advice to the Funds, and the research and other services provided by brokers to the Adviser are considered to be in addition to the information and advice provided by the Adviser to the Funds. The Board recognizes that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. In addition, it is understood by the Board that other clients of the Adviser, including those clients who are restricted from participating in soft dollar arrangements, might also benefit from the research and other services obtained from brokers through whom a Fund effects securities transactions, and that not all such research and services may be used by the Adviser for the Funds. Likewise, the Funds may benefit from research and other services obtained from brokers through whom other clients of the Adviser effected securities transactions.

If the Adviser receives an eligible research or brokerage product or service that it also utilizes for non-eligible research or brokerage purposes, the Adviser will make a good faith determination as to the cost of such “mixed-use item” between the eligible and non-eligible purposes and use soft dollars to pay for that portion of the cost relating to its eligible purpose.

The Adviser also may participate in client commission arrangements, commission sharing arrangements and step-out transactions to receive eligible research and brokerage products and services. In “client commission arrangements” or “commission sharing arrangements,” the Adviser may effect transactions, subject to best execution, through a broker and request that the broker allocate a portion of the commission or commission credits to a segregated “research pool(s)” maintained by the broker. The Adviser may then direct such broker to pay for various products and services that are eligible under the safe harbor of Section 28(e). Participating in client commission arrangements or commission sharing arrangements may enable the Adviser to (1) strengthen its key brokerage relationships; (2) consolidate payments for research and brokerage products and services; and (3) continue to receive a variety of high quality research and brokerage products and services while facilitating best execution in the trading process.

In a step-out transaction, the Adviser directs a trade to a broker with instructions that the broker execute the transaction, but “step-out” all or portion of the transaction or commission in favor of another broker that provides eligible research and brokerage products or services. The second broker may clear and/or settle the transaction and receive commissions for the stepped-in portion. The Adviser only enters into step-out transactions if it will not hinder best execution.

In addition to trading with client commission arrangement brokers as discussed above, the Adviser effects trades with full service and introducing brokers, Electronic Communication Networks, Alternative Trading Systems, and other execution services.

As of the date of this SAI, the Funds were new and had not yet issued any shares. Accordingly, no Fund has aggregate brokerage commissions to report.

The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds’ portfolio transactions are reviewed periodically by the Board.

Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

When the Adviser believes it desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, the Adviser may aggregate its clients’ orders (“Aggregated Orders”), including orders on behalf of the Funds, in a way that seeks to obtain more favorable executions, in terms of the price at which the security is purchased or sold, the costs of the execution of the orders, and the efficiency of the processing of the transactions. Each account that participates in an Aggregated Order will participate at the average share price received by a broker involved in fulling an order.

The trade allocation process takes place on as timely a basis as possible, i.e., as a client order is completed in full, or, in the case of a partially executed Aggregated Order, at the market’s close when the average price can be calculated. The trader will aggregate trade orders of different portfolio managers if the trader believes the Aggregated Order would provide each client with an opportunity to achieve a more favorable execution.

In the case of an Aggregated Order that has not been completely filled, the Adviser uses an automated application that determines an average execution price and then allocates the shares of the security among the accounts participating in the order. Institutional accounts, including the Funds, are generally allocated in proportion to the size of the order placed for each account (i.e., pro rata).

Although the Adviser believes that the ability to aggregate orders for client accounts will in general benefit its clients as a whole over time, in any particular instance, such aggregation may result in a less favorable price or execution for a particular client than might have been obtained if the transaction had been effected on an unaggregated basis.

The Funds do not purchase securities with a view to create rapid turnover. However, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including general conditions in the securities market, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. A high rate of portfolio turnover would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also results in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

As of the date of this SAI, the Funds were new and had not yet issued any shares. Accordingly, no Fund has acquired securities of its regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act to report.

Declaration of Trust and By-laws

The Trust was organized as a Delaware statutory trust on July 11, 2024. It operates pursuant to an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated July 22, 2024. Some of the more significant provisions of the Declaration of Trust and By-Laws, dated July 22, 2024, are described below.

Description of Shares

The Declaration of Trust provides that the shares of each class of a Fund represent an interest in the same portfolio of investments of the Fund. Each Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal voting rights (except as to matters affecting the interests of only one class) and the shares of each class are entitled to participate pro rata in any dividends and other distributions declared by the Trust’s Board. All shares of a Fund of a given class have equal rights in the event of liquidation of that class. All shares issued will be fully paid and non-assessable and will have no preemptive or other rights to receive, purchase, or subscribe for any additional shares of other securities issued by the Trust. The Board may divide the shares of any Fund into two or more classes and may divide or combine the shares of any Fund or class into a greater or lesser number without changing the proportionate beneficial interests in a Fund or class.

Shareholder Meetings

The Board does not hold annual meetings of shareholders of the Funds. The Trust’s By-Laws provide that the Board may call special meetings of shareholders of a Fund or class for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of the Trust or any Fund or class as provided for in the Declaration of Trust, or for any other matter deemed by the Board to be necessary and desirable.

Shareholder, Trustee, and Officer Liability

The Declaration of Trust provides that shareholders are not personally liable for obligations of the Trust. Thus, although shareholders of a statutory trust may, under certain circumstances, be held personally liable under Delaware law for the obligations of the Trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The Trust and the Adviser believe that the risk to any one Fund of sustaining a loss on account of liabilities incurred by another series of the Trust is remote. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for obligations of the Trust.

The Declaration of Trust further provides that the members of the Board (each a “Trustee”) are not personally responsible or liable in any event for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust and the Board is also not personally liable for instruments executed on behalf of the Trust. No person who is or has been a Trustee or officer of the Trust is subject to personal liability in connection with the Trust, and to satisfy claims arising in connection with the affairs of the Trust, employees, officers and the Trustees may look to the property of the Trust. No person who is or has been a Trustee, officer or employee of the Trust is liable to the Trust or any other person for any action, failure to act, errors of judgment, or mistakes of fact or law, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Amendments to the Declaration to Trust

The Declaration of Trust provides that the Board has the authority to amend the Declaration of Trust without shareholder approval to change the name of the Trust, to add to the Board’s duties or surrender rights or powers, to cure any ambiguity, and to eliminate or add new provisions to the Declaration of Trust which may incorporate state or federal law.

Custodian, FUND ADMINISTRATOR, LISTING EXCHANGE and Transfer Agent

State Street Bank and Trust (“State Street”), 1 Iron Street, CCB 0502, Boston, Massachusetts 02210-1641, is the custodian for the Trust and, as such, performs certain services for the Funds as directed by authorized persons of the Trust. For example, as custodian, State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and making all payments covering expenses of the Funds. State Street also performs certain portfolio accounting and administrative services for the Funds, such as monitoring each Fund’s compliance with its investment guidelines, testing the Fund’s compliance with Subchapter M of the Code, calculating each Fund’s periodic dividend rates and total each, preparing certain tax forms, preparing financial information for presentation to the Adviser, the Board and each Fund’s shareholders and for filing with the SEC, and calculating the Fund’s excise tax distributions. Each Fund pays the custodian a monthly fee for the provision of such services. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of a Fund. The Trust has authorized the custodian to deposit certain portfolio securities of each Fund in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

The shares of the Funds are listed for trading on the NYSE Arca, Inc., a national securities exchange.

Pursuant to a contract between the Trust, on behalf of the Funds, and State Street (the “Transfer Agent’), State Street acts as shareholder servicing and transfer agent and dividend paying agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

Independent Registered Public Accounting Firm

An independent registered public accounting firm for the Trust performs an annual audit of the Trust’s financial statements. The Trust’s audit committee has engaged [ ], to be the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

K&L Gates LLP, located at 1601 K Street, N.W., Washington, DC 20006, serves as counsel to the Trust.

Appendix A — Bond Ratings

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, a separately identifiable business unit within Standard & Poor’s Financial Services LLC (“S&P”), and Fitch Ratings, Inc. (“Fitch”).

Ratings by Moody’s (Global Long-Term Rating Scale):

Aaa. Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A. Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa. Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B. Obligations rated B are considered speculative and are subject to high credit risk.

Caa. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C. Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Ratings by S&P (Long-Term Issue Credit Ratings):

AAA. An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA. An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A. An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB. An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B. An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC. An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC. An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C. An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D. An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Fitch Ratings, Inc. -- Corporate Finance Obligations – Long-Term Rating Scale:

The following descriptions have been published by Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B – Highly Speculative. ‘B’ ratings indicate that material credit risk is present.

CCC – Substantial Credit Risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC – Very High Levels of Credit Risk. ‘CC’ ratings indicate very high levels of credit risk.

C – Exceptionally High Levels of Credit Risk. ‘C’ indicates exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

PART C

OTHER INFORMATION

Item 28.	Exhibits.

Exhibit Number	Description

(a)	(1)	Certificate of Trust. Incorporated by reference as exhibit (a) to the Registrant’s Initial Registration Statement on Form N-1A, File Nos. 333-281865 and 811-23998 (Filed August 30, 2024).

(2)	Amended and Restated Agreement and Declaration of Trust. Incorporated by reference as exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(3)	Amended Trust Instrument Schedule A - Listing the Current Series of Harris Oakmark ETF Trust. (Filed herewith).

(b)	Amended and Restated By-Laws. Incorporated by reference as exhibit (a) to the Registrant’s Initial Registration Statement on Form N-1A, File Nos. 333-281865 and 811-23998 (Filed August 30, 2024).

(c)	See Amended and Restated Agreement and Declaration of Trust, Article IV of Exhibit (a) above.

(d)	(1)	Investment Advisory Agreement for Oakmark U.S. Large Cap ETF dated November 1, 2024. Incorporated by reference as exhibit (d) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(2)	Investment Advisory Agreement for Oakmark U.S. Concentrated ETF. (To be filed by subsequent amendment).

(3)	Investment Advisory Agreement for Oakmark International Large Cap ETF. (To be filed by subsequent amendment).

(4)	Investment Advisory Agreement for Oakmark Global Large Cap ETF. (To be filed by subsequent amendment).

(e)	(1)	Distribution Agreement Between Registrant and Foreside Fund Services, LLC (“Foreside”). Incorporated by reference as exhibit (e) to the Registrant’s Initial Registration Statement on Form N-1A, File Nos. 333-281865 and 811-23998 (Filed November 19, 2024).

(2)	Amended Distribution Agreement Exhibit A. (To be filed by subsequent amendment).

(f)	Bonus or Profit Sharing Contracts—None.

(g)	(1)	Custodian Contract Between Registrant and State Street Bank and Trust Company. Incorporated by reference as exhibit (g) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(2)	Amended Custodian Contract Appendix A. (To be filed by subsequent amendment).

(h)	(1)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated by reference as exhibit (h)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(2)	Amended Transfer Agency and Service Agreement Schedule A. (To be filed by subsequent amendment).

(3)	Management Fee Waiver Agreement with respect to Oakmark U.S. Large Cap ETF.Incorporated by reference as exhibit (h)1(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(4)	The Form of Management Fee Waiver Agreement with respect to Oakmark U.S. Concentrated ETF is identical to the Management Fee Waiver Agreement with respect to Oakmark U.S. Large Cap ETF in Item (h)(2), except that the fee rate will be set forth in Oakmark U.S. Concentrated ETF’s Statement of Additional Information. (To be filed by subsequent amendment).

(5)	The Form of Management Fee Waiver Agreement with respect to Oakmark International Large Cap ETF is identical to the Management Fee Waiver Agreement with respect to Oakmark U.S. Large Cap ETF in Item (h)(2), except that the fee rate will be set forth in Oakmark International Large Cap ETF’s Statement of Additional Information. (To be filed by subsequent amendment).

(6)	The Form of Management Fee Waiver Agreement with respect to Oakmark Global Large Cap ETF is identical the Management Fee Waiver Agreement with respect to Oakmark U.S. Large Cap ETF in Item (h)(2), except that the fee rate will be set forth in Oakmark Global Large Cap ETF’s Statement of Additional Information. (To be filed by subsequent amendment).

(7)	Form of Authorized Participant Agreement. Incorporated by reference as exhibit (h)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(i)	Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant. (To be filed by subsequent amendment).

(j)	Consent of Independent Registered Public Accounting Firm. None.

(k)	Financial Statements Omitted from Prospectus. None.

(l)	Letter of Investment Intent. None.

(m)	(1)	Plan Pursuant to Rule 12b-1. Incorporated by reference as exhibit (m) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

(2)	Schedule A to the Plan Pursuant to Rule 12b-1. (To be filed by subsequent amendment).

(n)	Not applicable.

(o)	Power of Attorney. (Filed herewith).

(p)	(1)	Code of Ethics and Statement on Insider Trading of Harris Associates L.P., Harris Associates Securities L.P., Harris Associates Investment Trust and Harris Oakmark ETF Trust, effective December 11, 2024. Incorporated by reference as exhibit (p)(1) to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of Harris Associates Investment Trust, File No. 33-38953 and 811-06279 (Filed January 28, 2025).

(2)	Oakmark Funds Code of Ethics. Incorporated by reference as exhibit (p)(2) to Pre-Effective Amendment No. 1 of the Registrant’s Registration Statement on Form N-1A, File No. 333-281865 and 811-23998 (Filed November 19, 2024).

Item 29.	Persons Controlled By or Under Common Control with Registrant.

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption “Management of the Funds” and in the Statement of Additional Information under the caption “Investment Adviser” and “Trustees and Officers” is incorporated by reference.

Item 30.	Indemnification.

Article IX of the Amended and Restated Agreement and Declaration of Trust of Registrant (exhibit (a)(2) which is incorporated by reference), provides that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, as amended, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he or she has been finally adjudicated by a court or other body before which the proceeding was brought to be liable to the Registrant, the applicable Series or its shareholders by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.

The Investment Advisory Agreement between Harris Associates L.P. (“HALP”) and the Registrant provides that neither HALP nor any partners, employees or agents of HALP shall be liable for any act or omission made in connection with or pursuant to services provided pursuant to the Investment Advisory Agreement; provided, that nothing in the Investment Advisory Agreement shall be construed to protect HALP against any liability to the Registrant or any series thereof or their interest holders to which HALP would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of HALP’s reckless disregard of its obligations and duties under the Investment Advisory Agreement.

The Distribution Agreement between the Registrant and Foreside provides that Foreside shall not be liable to HALP for any action taken or omitted by it in the absence of bad faith, willful misfeasance, gross negligence or reckless disregard by it (or its agents or employees) of its obligations and duties under the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

The Registrant, its trustees and officers, HALP (the investment adviser to Registrant) and certain affiliated persons of HALP and affiliated persons of such persons are insured under insurance maintained by Registrant and HALP, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Management of the Funds” is incorporated by reference. Neither HALP nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee, except that HALP’s general partner is also the general partner of a securities broker-dealer firm.

Item 32.	Principal Underwriters.

(a)	Foreside Fund Services LLC (the “Distributor”) acts as principal underwriter for the Registrant. The Distributor serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	Amplify ETF Trust

15.	Applied Finance Dividend Fund, Series of World Funds Trust

16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust

18.	Ardian Access LLC

19.	ARK ETF Trust

20.	ARK Venture Fund

21.	Bitwise Funds Trust

22.	BondBloxx ETF Trust

23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

24.	Bridgeway Funds, Inc.

25.	Brinker Capital Destinations Trust

26.	Brookfield Real Assets Income Fund Inc.

27.	Build Funds Trust

28.	Calamos Convertible and High Income Fund

29.	Calamos Convertible Opportunities and Income Fund

30.	Calamos Dynamic Convertible and Income Fund

31.	Calamos Global Dynamic Income Fund

32.	Calamos Global Total Return Fund

33.	Calamos Strategic Total Return Fund

34.	Carlyle Tactical Private Credit Fund

35.	Cascade Private Capital Fund

36.	Catalyst Strategic Income Opportunities Fund

37.	CBRE Global Real Estate Income Fund

38.	Center Coast Brookfield MLP & Energy Infrastructure Fund

39.	Clifford Capital Partners Fund, Series of World Funds Trust

40.	Cliffwater Corporate Lending Fund

41.	Cliffwater Enhanced Lending Fund

42.	Coatue Innovation Fund

43.	Cohen & Steers ETF Trust

44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

45.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

46.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

50.	Davis Fundamental ETF Trust

51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

52.	Defiance Quantum ETF, Series of ETF Series Solutions

53.	Denali Structured Return Strategy Fund

54.	Dividend Performers ETF, Series of Listed Funds Trust

55.	Dodge & Cox Funds

56.	DoubleLine ETF Trust

57.	DoubleLine Income Solutions Fund

58.	DoubleLine Opportunistic Credit Fund

59.	DoubleLine Yield Opportunities Fund

60.	DriveWealth ETF Trust

61.	EIP Investment Trust

62.	Ellington Income Opportunities Fund

63.	ETF Opportunities Trust

64.	Exchange Listed Funds Trust

65.	Exchange Place Advisors Trust

66.	FlexShares Trust

67.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust

68.	Forum Funds

69.	Forum Funds II

70.	Forum Real Estate Income Fund

71.	Fundrise Growth Tech Fund, LLC

72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

73.	Grayscale Funds Trust

74.	Guinness Atkinson Funds

75.	Harbor ETF Trust

76.	Harris Oakmark ETF Trust

77.	Hawaiian Tax-Free Trust

78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

82.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

83.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

84.	IDX Funds

85.	Innovator ETFs Trust

86.	Ironwood Institutional Multi-Strategy Fund LLC

87.	Ironwood Multi-Strategy Fund LLC

88.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

89.	John Hancock Exchange-Traded Fund Trust

90.	Kurv ETF Trust

91.	Lazard Active ETF Trust

92.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

93.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

94.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

95.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

96.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

97.	Manor Investment Funds

98.	Milliman Variable Insurance Trust

99.	MoA Funds Corporation

100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

101.	Morgan Stanley ETF Trust

102.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

103.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

104.	Morningstar Funds Trust

105.	NEOS ETF Trust

106.	Niagara Income Opportunities Fund

107.	North Square Evanston Multi-Alpha Fund

108.	NXG Cushing® Midstream Energy Fund

109.	NXG NextGen Infrastructure Income Fund

110.	OTG Latin American Fund, Series of World Funds Trust

111.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

112.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

113.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

114.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

115.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

116.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

117.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

118.	Palmer Square Funds Trust

119.	Palmer Square Opportunistic Income Fund

120.	Partners Group Private Income Opportunities, LLC

121.	Perkins Discovery Fund, Series of World Funds Trust

122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

123.	Plan Investment Fund, Inc.

124.	Point Bridge America First ETF, Series of ETF Series Solutions

125.	Precidian ETFs Trust

126.	Preferred-Plus ETF, Series of Listed Funds Trust

127.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

128.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

129.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

130.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

131.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

132.	REX ETF Trust

133.	Renaissance Capital Greenwich Funds

134.	Reynolds Funds, Inc.

135.	RMB Investors Trust

136.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

137.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

138.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

139.	Roundhill Cannabis ETF, Series of Listed Funds Trust

140.	Roundhill ETF Trust

141.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

142.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

143.	Roundhill Video Games ETF, Series of Listed Funds Trust

144.	Rule One Fund, Series of World Funds Trust

145.	Russell Investments Exchange Traded Funds

146.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

147.	Six Circles Trust

148.	Sound Shore Fund, Inc.

149.	SP Funds Trust

150.	Sparrow Funds

151.	Spear Alpha ETF, Series of Listed Funds Trust

152.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

153.	STF Tactical Growth ETF, Series of Listed Funds Trust

154.	Strategic Trust

155.	Strategy Shares

156.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

157.	Tekla World Healthcare Fund

158.	Tema ETF Trust

159.	The 2023 ETF Series Trust

160.	The 2023 ETF Series Trust II

161.	The Community Development Fund

162.	The Cook & Bynum Fund, Series of World Funds Trust

163.	The Finite Solar Finance Fund

164.	The Private Shares Fund

165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

166.	Third Avenue Trust

167.	Third Avenue Variable Series Trust

168.	Tidal Trust I

169.	Tidal Trust II

170.	Tidal Trust III

171.	TIFF Investment Program

172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179.	Total Fund Solution

180.	Touchstone ETF Trust

181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2x Long Ether Daily Target ETF

185.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

186.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

187.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

188.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

194.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

196.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

197.	U.S. Global Investors Funds

198.	Union Street Partners Value Fund, Series of World Funds Trust

199.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

200.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

201.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

202.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

203.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

204.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

205.	Virtus Stone Harbor Emerging Markets Income Fund

206.	Volatility Shares Trust

207.	WEBs ETF Trust

208.	Wedbush Series Trust

209.	Wellington Global Multi-Strategy Fund

210.	Wilshire Mutual Funds, Inc.

211.	Wilshire Variable Insurance Trust

212.	WisdomTree Digital Trust

213.	WisdomTree Trust

214.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

Item 33.	Location of Accounts and Records.

(1)	State Street Bank & Trust Company

1 Iron Street

CLB 0502

Boston, MA 02210-1641

Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (7), (8)

(2)	Harris Associates L.P.

111 South Wacker Drive, Suite 4600

Chicago, IL 60606

Rule 31a-1(a); Rule 31a-1(b)(4),(5), (6), (9), (10), (11); Rule 31a-1(d); Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(c); Rule 31a-2(e)

(3)	Foreside Fund Services, LLC,

190 Middle Street, Suite 301,

Portland, ME 04101

Item 34.	Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago and the state of Illinois on the 28th day of August, 2025.

HARRIS OAKMARK ETF TRUST

By:	/s/ Rana J. Wright
Name:	Rana J. Wright
Title:	President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas H. Hayden	Trustee	August 28, 2025
Thomas H. Hayden*

/s/ Hugh T. Hurley, III	Trustee	August 28, 2025
Hugh T. Hurley, III*

/s/ Patricia Louie	Trustee	August 28, 2025
Patricia Louie*

/s/ Christine M. Maki	Trustee	August 28, 2025
Christine M. Maki*

/s/ Laurence C. Morse, Ph.D.	Trustee	August 28, 2025
Laurence C. Morse, Ph.D.*

/s/ Mindy M. Posoff	Trustee and Chair of the Board of Trustees	August 28, 2025
Mindy M. Posoff*

/s/ Steven S. Rogers	Trustee	August 28, 2025
Steven S. Rogers*

/s/ Kristi L. Rowsell	Trustee	August 28, 2025
Kristi L. Rowsell*

/s/ Rana J. Wright	Trustee and President (Principal Executive Officer)	August 28, 2025
Rana J. Wright

/s/ Zachary D. Weber	Principal Financial Officer, Principal Accounting Officer and Treasurer	August 28, 2025
Zachary D. Weber

*By:	/s/ Joseph J. Allessie
Joseph J. Allessie

*Attorney in fact, pursuant to a power of attorney filed herewith.

HARRIS OAKMARK ETF TRUST

EXHIBIT INDEX

Exhibit Number	Description

(a)(3)	Amended Trust Instrument Schedule A - Listing the Current Series of Harris Oakmark ETF Trust.

(o)	Power of Attorney.